                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-7440
                                   ---------------------------------------------

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA       90401
--------------------------------------------------------------------------------
                   (Address of principal executive offices)       (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                  Dimensional Emerging Markets Value Fund Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:   November 30

Date of reporting period:  November 30, 2004

ITEM 1.      REPORTS TO STOCKHOLDERS.

================================================================================

                      DFA Investment Dimensions Group Inc.

                        Emerging Markets Value Portfolio

                                       and

                  Dimensional Emerging Markets Value Fund Inc.


                                  Annual Report


                          Year Ended November 30, 2004

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                       AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS VALUE PORTFOLIO

   Performance Chart                                                          1
   Management's Discussion and Analysis                                       2
   Disclosure of Fund Expenses                                                5
   Statement of Assets and Liabilities                                        6
   Statement of Operations                                                    7
   Statements of Changes in Net Assets                                        8
   Financial Highlights                                                       9
   Notes to Financial Statements                                             10
   Report of Independent Registered Certified Public Accounting Firm         13

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

   Performance Chart                                                         14
   Disclosure of Fund Expenses                                               15
   Disclosure of Portfolio Holdings                                          16
   Schedule of Investments                                                   17
   Statement of Assets and Liabilities                                       22
   Statement of Operations                                                   23
   Statements of Changes in Net Assets                                       24
   Financial Highlights                                                      25
   Notes to Financial Statements                                             26
   Report of Independent Registered Certified Public Accounting Firm         30

FUND MANAGEMENT                                                              31

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                  37

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                PERFORMANCE CHART

[CHART]

EMERGING MARKETS VALUE PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
APRIL 1, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

            EMERGING MARKETS VALUE PORTFOLIO   MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
    4/1/98                       $    10,000                                    $    10,000
   4/30/98                       $     9,592                                    $    10,000
   5/31/98                       $     8,447                                    $     8,599
   6/30/98                       $     7,681                                    $     7,680
   7/31/98                       $     8,009                                    $     7,896
   8/31/98                       $     5,930                                    $     5,584
   9/30/98                       $     5,900                                    $     5,922
  10/31/98                       $     7,164                                    $     6,538
  11/30/98                       $     8,329                                    $     7,075
  12/31/98                       $     8,617                                    $     6,946
   1/31/99                       $     8,493                                    $     6,829
   2/28/99                       $     8,565                                    $     6,890
   3/31/99                       $     9,517                                    $     7,777
   4/30/99                       $    11,910                                    $     8,727
   5/31/99                       $    11,899                                    $     8,649
   6/30/99                       $    13,348                                    $     9,613
   7/31/99                       $    13,059                                    $     9,337
   8/31/99                       $    13,172                                    $     9,416
   9/30/99                       $    12,748                                    $     9,085
  10/31/99                       $    13,308                                    $     9,270
  11/30/99                       $    14,157                                    $    10,098
  12/31/99                       $    15,877                                    $    11,370
 1/31/2000                       $    15,831                                    $    11,415
 2/29/2000                       $    15,413                                    $    11,562
 3/31/2000                       $    15,197                                    $    11,601
 4/30/2000                       $    14,281                                    $    10,485
 5/31/2000                       $    13,274                                    $    10,028
 6/30/2000                       $    13,297                                    $    10,349
 7/31/2000                       $    12,730                                    $     9,805
 8/31/2000                       $    12,742                                    $     9,839
 9/30/2000                       $    11,814                                    $     8,968
10/31/2000                       $    10,976                                    $     8,313
11/30/2000                       $    10,150                                    $     7,581
12/31/2000                       $    10,453                                    $     7,754
 1/31/2001                       $    11,453                                    $     8,805
 2/28/2001                       $    10,523                                    $     8,108
 3/31/2001                       $     9,512                                    $     7,275
 4/30/2001                       $     9,959                                    $     7,613
 5/31/2001                       $    10,190                                    $     7,679
 6/30/2001                       $    10,074                                    $     7,501
 7/31/2001                       $     9,798                                    $     7,008
 8/31/2001                       $     9,913                                    $     6,927
 9/30/2001                       $     8,305                                    $     5,840
10/31/2001                       $     8,638                                    $     6,199
11/30/2001                       $     9,683                                    $     6,840
12/31/2001                       $    10,350                                    $     7,373
 1/31/2002                       $    11,171                                    $     7,614
 2/28/2002                       $    11,022                                    $     7,730
 3/31/2002                       $    11,682                                    $     8,164
 4/30/2002                       $    12,005                                    $     8,197
 5/31/2002                       $    11,857                                    $     8,044
 6/30/2002                       $    11,010                                    $     7,428
 7/31/2002                       $    10,574                                    $     6,844
 8/31/2002                       $    10,599                                    $     6,943
 9/30/2002                       $     9,329                                    $     6,182
10/31/2002                       $     9,727                                    $     6,578
11/30/2002                       $    10,487                                    $     7,024
12/31/2002                       $    10,174                                    $     6,785
 1/31/2003                       $    10,328                                    $     6,746
 2/28/2003                       $    10,238                                    $     6,534
 3/31/2003                       $    10,007                                    $     6,324
 4/30/2003                       $    11,323                                    $     6,856
 5/31/2003                       $    12,167                                    $     7,327
 6/30/2003                       $    12,704                                    $     7,728
 7/31/2003                       $    12,997                                    $     8,191
 8/31/2003                       $    13,854                                    $     8,722
 9/30/2003                       $    14,531                                    $     8,771
10/31/2003                       $    15,822                                    $     9,503
11/30/2003                       $    16,001                                    $     9,600
12/31/2003                       $    17,926                                    $    10,285
 1/31/2004                       $    18,418                                    $    10,619
 2/29/2004                       $    19,610                                    $    11,096
 3/31/2004                       $    19,856                                    $    11,197
 4/30/2004                       $    18,457                                    $    10,250
 5/31/2004                       $    17,913                                    $    10,017
 6/30/2004                       $    18,239                                    $    10,039
 7/31/2004                       $    18,474                                    $     9,828
 8/31/2004                       $    19,295                                    $    10,214
 9/30/2004                       $    20,566                                    $    10,781
10/31/2004                       $    21,208                                    $    11,016
11/30/2004                       $    23,502                                    $    12,031

  AVERAGE ANNUAL            ONE         FIVE         TEN
  TOTAL RETURN              YEAR        YEARS       YEARS
  -------------------------------------------------------
                           46.76%       10.56%      13.68%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                 LOCAL
                                                CURRENCY    U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                    RETURN        RETURN
-----------------------------                   --------    ------------
United Kingdom (net dividends)                     12.03%          24.51%
Japan (net dividends)                              10.69%          17.86%
France                                             12.62%          24.86%
Switzerland                                         5.03%          19.32%
Germany                                            11.22%          23.29%
Netherlands                                         6.65%          18.21%
Australia                                          28.04%          37.29%
Italy                                              17.28%          30.03%
Spain                                              23.45%          36.88%
Sweden                                             29.85%          45.79%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                         32.17%
Citigroup EPAC Extended Market Index (small companies)            30.10%
MSCI EAFE Value Index (net dividends)                             29.32%
MSCI EAFE Index (net dividends)                                   24.19%
MSCI EAFE Growth Index (net dividends)                            19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                TOTAL
                                                               RETURNS
COUNTRY                                                        (U.S. $)
-------                                                        --------
Brazil                                                            34.91%
Argentina                                                         25.55%
Thailand                                                           2.99%
Chile                                                             31.00%
Indonesia                                                         49.70%
Hungary                                                           84.84%
Israel                                                            14.51%
Poland                                                            63.81%
Taiwan                                                             7.55%
Mexico                                                            43.28%
Malaysia                                                          17.71%
Philippines                                                       38.36%
Turkey                                                            57.65%
South Korea                                                       26.73%

----------
Source: DataStream International

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

EMERGING MARKETS VALUE PORTFOLIO

     The Emerging Markets Value Portfolio (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., (the "Master Fund") which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,333 stocks in 16 countries. Through March 2004, allocations reflected a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in the Master Fund were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. Throughout the year ended November 30, 2004, the Master Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 0.80% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets value stocks outperformed developed country stocks as well as core emerging markets strategies. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 46.76% for the Emerging Markets Value Portfolio. Relative to the MSCI Emerging Markets Free Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with pronounced value characteristics, defined as a relatively high book-to-market ratio. The average portfolio weight for stocks falling into the top quartile when ranked by book-to-market ratio was 71% compared to 18% for the Index.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2004, the Fund held 1,333 stocks in 16 countries. Through March 2004, allocations reflected a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in Dimensional Emerging Markets Value Fund Inc. were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. Throughout the year ended November 30, 2004, the Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 0.80% of the Fund's assets.

     As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets value stocks outperformed developed country stocks as well as core emerging markets strategies. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 47.38% for the Dimensional Emerging Markets Value Fund Inc. Relative to the MSCI Emerging Markets Free Index, superior performance of the Fund was primarily due to greater exposure to stocks with pronounced value characteristics, defined as a relatively high book-to-market ratio. The average portfolio weight for stocks falling into the top quartile when ranked by book-to-market ratio was 71% compared to 18% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004
EXPENSE TABLES

                                                                BEGINNING        ENDING                        EXPENSES
                                                                 ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                                                  VALUE          VALUE         EXPENSE          DURING
                                                                 6/01/04        11/30/04        RATIO          PERIOD*
                                                               ------------   ------------   ------------    ------------
EMERGING MARKETS VALUE PORTFOLIO
  Actual Fund Return                                           $   1,000.00   $   1,312.00      0.76%        $       4.39
  Hypothetical 5% Return                                       $   1,000.00   $   1,021.20      0.76%        $       3.84

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
  Actual Fund Return                                           $   1,000.00   $   1,314.80      0.32%        $       1.85
  Hypothetical 5% Return                                       $   1,000.00   $   1,023.40      0.32%        $       1.62

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc.
  (32,485,724 Shares, Cost $569,789) at Value+                      $      895,631
Receivable for Fund Shares Sold                                              1,576
Prepaid Expenses and Other Assets                                               15
                                                                    --------------
    Total Assets                                                           897,222
                                                                    --------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                            1,363
  Fund Shares Redeemed                                                         213
  Due to Advisor                                                               281
Accrued Expenses and Other Liabilities                                          52
                                                                    --------------
    Total Liabilities                                                        1,909
                                                                    --------------
NET ASSETS                                                          $      895,313
                                                                    ==============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)                                              49,941,788
                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $        17.93
                                                                    ==============
NET ASSETS CONSIST OF:
Paid-in Capital                                                     $      578,904
Accumulated Net Investment Income (Loss)                                        (8)
Accumulated Net Realized Gain (Loss)                                        (9,425)
Unrealized Appreciation (Depreciation) from Investment Securities          325,842
                                                                    --------------
    Total Net Assets                                                $      895,313
                                                                    ==============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from Dimensional Emerging Markets Value Fund Inc.         $       10,956
                                                                                          --------------
EXPENSES
  Administrative Services                                                                          2,441
  Accounting & Transfer Agent Fees                                                                    17
  Legal Fees                                                                                          15
  Audit Fees                                                                                           3
  Filing Fees                                                                                         84
  Shareholders' Reports                                                                               24
  Directors' Fees and Expenses                                                                        10
  Other                                                                                                7
                                                                                          --------------
    Total Expenses                                                                                 2,601
                                                                                          --------------
  NET INVESTMENT INCOME (LOSS)                                                                     8,355
                                                                                          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Capital Gain Distributions Received from Dimensional Emerging Markets Value Fund Inc.            4,408
  Net Realized Gain (Loss) on Investment Securities Sold                                          (2,987)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                                        234,247
                                                                                          --------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                       235,668
                                                                                          --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $      244,023
                                                                                          ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              YEAR            YEAR
                                                                             ENDED           ENDED
                                                                            NOV. 30,        NOV. 30,
                                                                              2004            2003
                                                                          ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                            $      8,355    $      5,044
  Capital Gain Distributions Received from Dimensional Emerging Markets
    Value Fund Inc.                                                              4,408              --
  Net Realized Gain (Loss) on Investment Securities Sold                        (2,987)           (717)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                      234,247          94,657
                                                                          ------------    ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations          244,023          98,984
                                                                          ------------    ------------
Distributions From:
  Net Investment Income                                                        (12,625)         (1,969)
  Net Long-Term Gains                                                             (803)         (1,048)
                                                                          ------------    ------------
      Total Distributions                                                      (13,428)         (3,017)
                                                                          ------------    ------------
Capital Share Transactions (1):
  Shares Issued                                                                332,075         208,413
  Shares Issued in Lieu of Cash Distributions                                   10,785           3,017
  Shares Redeemed                                                              (81,177)        (22,878)
                                                                          ------------    ------------
      Net Increase (Decrease) from Capital Share Transactions                  261,683         188,552
                                                                          ------------    ------------
      Total Increase (Decrease)                                                492,278         284,519
NET ASSETS
  Beginning of Period                                                          403,035         118,516
                                                                          ------------    ------------
  End of Period                                                           $    895,313    $    403,035
                                                                          ============    ============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                              22,587          20,044
     Shares Issued in Lieu of Cash Distributions                                   778             369
     Shares Redeemed                                                            (5,596)         (2,310)
                                                                          ------------    ------------
                                                                                17,769          18,103
                                                                          ============    ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period                 $      12.53    $       8.42    $       8.43    $       8.97    $      13.67
                                                     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.21            0.19            0.18            0.18            0.10
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                        5.54            4.13            0.49           (0.58)          (3.56)
                                                     ------------    ------------    ------------    ------------    ------------
      Total from Investment Operations                       5.75            4.32            0.67           (0.40)          (3.46)
                                                     ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.35)          (0.14)          (0.23)          (0.09)          (0.11)
   Net Realized Gains                                          --           (0.07)          (0.45)          (0.05)          (1.13)
                                                     ------------    ------------    ------------    ------------    ------------
      Total Distributions                                   (0.35)          (0.21)          (0.68)          (0.14)          (1.24)
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                       $      17.93    $      12.53    $       8.42    $       8.43    $       8.97
                                                     ============    ============    ============    ============    ============
Total Return                                                46.76%          52.59%           8.29%          (4.60)%        (28.30)%

Net Assets, End of Period (thousands)                $    895,313    $    403,035    $    118,516    $     60,999    $     44,658
Ratio of Expenses to Average Net Assets (1)                  0.77%           0.86%           0.85%           1.00%           1.04%
Ratio of Net Investment Income to Average Net
   Assets                                                    1.37%           2.41%           2.10%           2.34%           0.76%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                   8%             10%             15%             19%             19%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.
N/A Refer to the respective Master Fund.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-six portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-five are presented within four separate reports.

     The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2004, the Portfolio owned 76% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $9,668.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

     Certain officers of the Group are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to reclassing distributions between realized gains and net investment income, were reclassified to the following accounts (amounts in thousands):

                            INCREASE        INCREASE
                           (DECREASE)      (DECREASE)
                          ACCUMULATED    UNDISTRIBUTED
                          NET REALIZED   NET INVESTMENT
                             GAINS           INCOME
                          ------------   --------------
                            $  (803)         $   803

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                 ORDINARY
                                INCOME AND
                                SHORT-TERM       LONG-TERM
                               CAPITAL GAINS   CAPITAL GAINS      TOTAL
                               -------------   -------------   ------------
2004                           $      12,625   $         803   $     13,428
2003                                   1,969           1,048          3,017

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                     TOTAL NET
                                                   DISTRIBUTABLE
                  UNDISTRIBUTED   UNDISTRIBUTED      EARNINGS/
                 NET INVESTMENT     LONG-TERM      (ACCUMULATED
                     INCOME       CAPITAL GAINS       LOSSES)
                 --------------   -------------    -------------
                       --            $  2,916         $  2,916

     During the year ended November 30, 2004, the Portfolio utilized prior year capital loss carryforwards in the approximate amount of $776,000 to offset realized capital gains for federal income tax purposes.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                            NET
                                                         UNREALIZED
               FEDERAL     UNREALIZED     UNREALIZED   APPRECIATION/
              TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
             ----------   ------------   ------------  --------------
             $  582,128    $  313,503         --         $   313,503

E. LINE OF CREDIT:

     The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2004.

     The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

F. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF EMERGING MARKETS VALUE PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                PERFORMANCE CHART

[CHART]

DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                     DIMENSIONAL EMERGING       MSCI EMERGING MARKETS
                    MARKETS VALUE FUND INC.    FREE INDEX (PRICE-ONLY)
11/30/1994               $      9,950               $     10,000
12/31/1994               $      9,198               $      9,190
 1/31/1995               $      8,371               $      8,207
 2/28/1995               $      8,087               $      7,988
 3/31/1995               $      8,330               $      8,020
 4/30/1995               $      8,852               $      8,364
 5/31/1995               $      9,704               $      8,787
 6/30/1995               $      9,603               $      8,795
 7/31/1995               $      9,848               $      8,978
 8/31/1995               $      9,510               $      8,755
 9/30/1995               $      9,312               $      8,702
10/31/1995               $      9,011               $      8,360
11/30/1995               $      8,780               $      8,204
12/31/1995               $      9,079               $      8,552
 1/31/1996               $      9,921               $      9,151
 2/29/1996               $      9,653               $      8,991
 3/31/1996               $      9,699               $      9,044
 4/30/1996               $     10,021               $      9,374
 5/31/1996               $     10,090               $      9,309
 6/30/1996               $     10,194               $      9,347
 7/31/1996               $      9,373               $      8,692
 8/31/1996               $      9,679               $      8,901
 9/30/1996               $      9,903               $      8,966
10/31/1996               $      9,667               $      8,721
11/30/1996               $      9,606               $      8,856
12/31/1996               $      9,673               $      8,885
 1/31/1997               $     10,821               $      9,483
 2/28/1997               $     11,088               $      9,882
 3/31/1997               $     10,781               $      9,599
 4/30/1997               $     10,668               $      9,582
 5/31/1997               $     11,413               $      9,830
 6/30/1997               $     11,874               $     10,336
 7/31/1997               $     12,099               $     10,469
 8/31/1997               $     10,836               $      9,125
 9/30/1997               $     11,483               $      9,363
10/31/1997               $     10,051               $      7,819
11/30/1997               $      9,773               $      7,529
12/31/1997               $     10,151               $      7,693
 1/31/1998               $      9,527               $      7,084
 2/28/1998               $     10,263               $      7,819
 3/31/1998               $     10,737               $      8,132
 4/30/1998               $     10,600               $      8,028
 5/31/1998               $      9,407               $      6,903
 6/30/1998               $      8,595               $      6,165
 7/31/1998               $      8,932               $      6,338
 8/31/1998               $      6,604               $      4,482
 9/30/1998               $      6,579               $      4,754
10/31/1998               $      7,989               $      5,249
11/30/1998               $      9,302               $      5,679
12/31/1998               $      9,675               $      5,576
 1/31/1999               $      9,538               $      5,482
 2/28/1999               $      9,629               $      5,531
 3/31/1999               $     10,705               $      6,243
 4/30/1999               $     13,397               $      7,006
 5/31/1999               $     13,397               $      6,944
 6/30/1999               $     15,027               $      7,717
 7/31/1999               $     14,708               $      7,496
 8/31/1999               $     14,838               $      7,559
 9/30/1999               $     14,375               $      7,293
10/31/1999               $     15,005               $      7,442
11/30/1999               $     15,969               $      8,107
12/31/1999               $     17,966               $      9,127
 1/31/2000               $     17,869               $      9,164
 2/29/2000               $     17,402               $      9,282
 3/31/2000               $     17,160               $      9,313
 4/30/2000               $     16,139               $      8,417
 5/31/2000               $     15,005               $      8,051
 6/30/2000               $     15,036               $      8,308
 7/31/2000               $     14,402               $      7,871
 8/31/2000               $     14,417               $      7,899
 9/30/2000               $     13,372               $      7,199
10/31/2000               $     12,423               $      6,673
11/30/2000               $     11,492               $      6,086
12/31/2000               $     11,837               $      6,225
 1/31/2001               $     12,977               $      7,068
 2/28/2001               $     11,925               $      6,509
 3/31/2001               $     10,785               $      5,840
 4/30/2001               $     11,275               $      6,112
 5/31/2001               $     11,547               $      6,165
 6/30/2001               $     11,415               $      6,022
 7/31/2001               $     11,108               $      5,626
 8/31/2001               $     11,239               $      5,561
 9/30/2001               $      9,416               $      4,688
10/31/2001               $      9,802               $      4,977
11/30/2001               $     10,993               $      5,491
12/31/2001               $     11,746               $      5,919
 1/31/2002               $     12,694               $      6,112
 2/28/2002               $     12,528               $      6,206
 3/31/2002               $     13,282               $      6,554
 4/30/2002               $     13,650               $      6,580
 5/31/2002               $     13,485               $      6,458
 6/30/2002               $     12,528               $      5,963
 7/31/2002               $     12,040               $      5,494
 8/31/2002               $     12,068               $      5,574
 9/30/2002               $     10,632               $      4,962
10/31/2002               $     11,083               $      5,281
11/30/2002               $     11,958               $      5,639
12/31/2002               $     11,604               $      5,447
 1/31/2003               $     11,783               $      5,416
 2/28/2003               $     11,679               $      5,245
 3/31/2003               $     11,426               $      5,077
 4/30/2003               $     12,929               $      5,504
 5/31/2003               $     13,907               $      5,882
 6/30/2003               $     14,527               $      6,204
 7/31/2003               $     14,855               $      6,575
 8/31/2003               $     15,842               $      7,002
 9/30/2003               $     16,621               $      7,041
10/31/2003               $     18,115               $      7,628
11/30/2003               $     18,322               $      7,707
12/31/2003               $     20,539               $      8,256
 1/31/2004               $     21,099               $      8,525
 2/29/2004               $     22,480               $      8,908
 3/31/2004               $     22,760               $      8,989
 4/30/2004               $     21,176               $      8,229
 5/31/2004               $     20,549               $      8,041
 6/30/2004               $     20,941               $      8,059
 7/31/2004               $     21,203               $      7,890
 8/31/2004               $     22,167               $      8,200
 9/30/2004               $     23,626               $      8,655
10/31/2004               $     24,380               $      8,843
11/30/2004               $     27,016               $      9,658

  AVERAGE ANNUAL           ONE      FIVE       TEN
  TOTAL RETURN            YEAR     YEARS      YEARS
  --------------------------------------------------
                         47.38%    10.99%     10.67%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                 BEGINNING       ENDING                       EXPENSES
                                                  ACCOUNT       ACCOUNT       ANNUALIZED        PAID
                                                   VALUE         VALUE         EXPENSE         DURING
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.      6/01/04       11/30/04        RATIO          PERIOD*
--------------------------------------------   ------------   ------------   ------------   ------------
   Actual Fund Return                          $   1,000.00   $   1,314.80       0.32%      $       1.85
   Hypothetical 5% Return                      $   1,000.00   $   1,023.40       0.32%      $       1.62

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

Financials                                  26.9%
Materials                                   26.4
Industrials                                 16.9
Consumer Discretionary                      11.1
Consumer Staples                             6.6
Information Technology                       4.2
Energy                                       3.1
Telecommunication Service                    1.6
Utilities                                    1.6
Health Care                                  1.6
                                           -----
                                           100.0%
                                           =====

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   SOUTH AFRICA -- (12.4%)
   COMMON STOCKS -- (12.4%)
            ABSA Group, Ltd.                                                                   1,028,666   $       12,487,243
            Advtech, Ltd.                                                                        620,958              137,103
            Aeci, Ltd.                                                                           203,663            1,298,564
            Afgri, Ltd.                                                                          745,102              925,301
            African Life Assurance Co., Ltd.                                                     333,611              950,056
        *   Afrikander Lease, Ltd.                                                               246,760               76,625
            AG Industries, Ltd.                                                                  356,487              168,569
            Allied Electronics Corp., Ltd.                                                       259,018              742,274
            Anglo American PLC                                                                   234,915            5,610,864
            Argent Industrial, Ltd.                                                              119,621              198,505
        *   AST Group, Ltd.                                                                      195,883               24,055
            Aveng, Ltd.                                                                          661,562            1,326,253
            Barloworld, Ltd.                                                                     397,633            6,734,018
        *   Bell Equipment, Ltd.                                                                 188,200              201,219
        *   Bridgestone Firestone Maxiprest, Ltd.                                                113,271               21,113
        *   Business Connexion Group, Ltd.                                                       465,381              398,170
            Bytes Technology Group, Ltd.                                                         314,654              412,091
            Capital Alliance Holdings, Ltd.                                                      394,918            1,103,922
            Capitec Bank Holdings, Ltd.                                                          125,536              252,806
            Caxton & CTP Publishers & Printers, Ltd.                                             984,670            1,663,693
        *   Corpcapital, Ltd.                                                                    579,166               70,105
        *   Datatec, Ltd.                                                                        217,667              370,956
            Delta Electrical Industries, Ltd.                                                    100,483              563,575
        *   Dimension Data Holdings PLC                                                        1,342,376              876,040
            Distell Group, Ltd.                                                                  425,279            1,870,469
            Dorbyl, Ltd.                                                                          67,373              297,487
        *   Ellerine Holdings, Ltd.                                                              163,857            1,468,219
            Gold Reef Casino Resorts, Ltd.                                                       344,218              674,931
            Grintek, Ltd.                                                                        210,786               62,576
            Group Five, Ltd.                                                                     141,930              349,018
            Highveld Steel & Vanadilum Corp., Ltd.                                               262,534            2,179,849
            Hudaco Industries, Ltd.                                                               64,681              350,884
            Iliad Africa, Ltd.                                                                    76,658              127,480
            Illovo Sugar, Ltd.                                                                   561,051              786,505
            Imperial Holdings, Ltd.                                                              354,239            6,236,610
            Investec, Ltd.                                                                        97,399            2,773,853
            Iscor, Ltd.                                                                          976,965           10,962,879
        *   JCI, Ltd.                                                                          4,289,448              244,075
            Johnic Communications, Ltd.                                                          200,397            1,000,550
            Kersaf Investments, Ltd.                                                             151,284            1,369,549
            Liberty Group, Ltd.                                                                  711,717            7,828,579
            M Cubed Holdings, Ltd.                                                             1,367,759               96,442

        *   Medi-Clinic Corp., Ltd.                                                              460,930            1,134,543
            Metair Investment, Ltd.                                                               12,071              370,231
        *   Metorex, Ltd.                                                                        328,332              152,730
            Metropolitan Holdings, Ltd.                                                        1,235,733            2,037,644
            Murray & Roberts Holdings, Ltd.                                                      557,578            1,403,510
            Nampak, Ltd.                                                                       1,212,039            3,131,558
            Nedcor, Ltd.                                                                         837,695           10,907,757
            New Clicks Holdings, Ltd.                                                            776,702            1,299,658
            Northam Platinum, Ltd.                                                               481,539              742,234
        *   Nu-World Holdings                                                                     43,045              239,042
            Old Mutual PLC                                                                     6,560,799           16,233,597
            Omnia Holdings, Ltd.                                                                  63,382              476,007
        *   Palabora Mining Co., Ltd.                                                             64,240              415,305
            Peregrine Holdings, Ltd.                                                             427,469              197,909
            PSG Group, Ltd.                                                                      222,582              208,433
            Rainbow Chicken, Ltd.                                                                569,688              687,317
        *   Randgold and Expl CO                                                                 127,533              263,323
            Rebserve Holdings, Ltd.                                                              407,192              619,776
            Redefine Income Fund, Ltd.                                                            83,325               44,965
        *   Relyant Retail, Ltd.                                                                 944,541              359,358
            Sanlam, Ltd.                                                                       4,967,580           10,376,795
            Santam, Ltd.                                                                         248,719            2,874,997
            Sappi, Ltd.                                                                          451,122            6,023,655
            Steinhoff International Holdings, Ltd.                                             2,201,185            4,519,959
            Tiger Wheels, Ltd.                                                                   116,729              533,402
            Tongaat-Hulett Group, Ltd.                                                           306,181            2,641,695
            Trans Hex Group, Ltd.                                                                168,287              524,756
        *   Trencor, Ltd.                                                                        407,257              912,698
            UCS Group, Ltd.                                                                      376,067               92,716
            Unitrans Ltd                                                                         165,695              892,998
            Value Group, Ltd.                                                                    311,313               92,206
        *   Western Areas Ltd                                                                     84,722              396,570
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $98,218,528)                                                                                           146,100,419
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *   South African Rand                                                                                          4,649
                                                                                                           ------------------
   (Cost $4,049)
   TOTAL -- SOUTH AFRICA
     (Cost $98,222,577)                                                                                           146,105,068
                                                                                                           ------------------

   SOUTH KOREA -- (11.6%)
   COMMON STOCKS -- (11.6%)
            Aekyung Petrochemical Co., Ltd.                                                       10,140              148,754
        *   Anam Semiconductor, Inc.                                                             296,459              794,050
            Asia Cement Manufacturing Co., Ltd.                                                    9,438              298,265
        *   AUK Corp.                                                                             24,000               78,417
            Baiksan Co., Ltd.                                                                     41,550               48,105
            Boo Kook Securities Co., Ltd.                                                         17,385              101,826

            BYC Co., Ltd.                                                                            810               32,967
            Byuck San Corp.                                                                          230                3,619
            Byuck San Engineering and Construction Co., Ltd.                                      87,860              329,932
        *   Capro Corp.                                                                           16,830               58,839
            Cheil Industrial, Inc.                                                                80,314            1,195,325
            Cho Kwang Leather Co., Ltd.                                                            4,860               13,792
            Choil Aluminium Mfg. Co., Ltd.                                                         5,770               24,515
            Chon Bang Co., Ltd.                                                                    2,520               81,354
        *   Chong Kun Dang                                                                        11,299              109,330
            Choong Wae Pharmaceutical                                                              9,816              195,880
        *   Choongnam Spinning Co., Ltd.                                                             714                1,707
            Chosun Refractories Co., Ltd.                                                          7,370              147,440
        *   CKD Bio Corp.                                                                          3,109               15,395
        *   D.I Corp.                                                                             65,430              138,068
            Dae Chang Industrial Co.                                                               6,170               23,967
            Dae Dong Industrial Co., Ltd.                                                          3,930               20,448
        *   Dae Han Fire & Marine Insurance Co., Ltd.                                             12,610               57,177
            Dae Sang Corp.                                                                        82,740              377,858
            Dae Won Kang Up Co., Ltd.                                                             13,100              188,138
        *   Dae Young Packaging Co., Ltd.                                                        356,210               35,664
            Daeduck Industries Co., Ltd.                                                          28,400              266,057
            Daegu Bank Co., Ltd.                                                                 193,922            1,346,452
            Daehan Flour Mills Co., Ltd.                                                           2,525              150,268
            Daehan Synthetic Fiber Co., Ltd.                                                       2,000               40,620
            Daelim Industrial Co., Ltd.                                                           66,570            3,057,278
        *   Daelim Trading Co., Ltd.                                                              27,140              151,427
            Daesung Industrial Co., Ltd.                                                           7,690              166,334
            Daewoo Engineering & Construction Co., Ltd.                                          819,780            4,334,725
        *   Daewoo International Corp.                                                            64,190              506,718
            Daewoo Motor Sales Corp.                                                              61,560              449,673
        *   Daewoo Securities Co., Ltd.                                                          436,970            1,431,108
            Daewoong Co., Ltd.                                                                    12,340               86,638
            Dahaam E-Tec Co., Ltd.                                                                 5,985               59,011
            Daishin Securities Co., Ltd.                                                         103,481            1,268,763
            Daiyang Metal Co., Ltd.                                                               40,000               54,762
        *   Daou Technology, Inc.                                                                 60,000               75,561
            DC Chemical Co., Ltd.                                                                 38,990              655,991
            Dong Ah Tire Industrial Co., Ltd.                                                     42,420              187,491
            Dong Bu Insurance Co., Ltd.                                                          132,650              889,916
        *   Dong Hai Pulp Co., Ltd.                                                               14,310               39,067
            Dong IL Rubber Belt Co., Ltd.                                                          7,253               15,199
            Dong Wha Pharmaceutical Industries Co.                                                 5,167               43,203
        *   Dong Won Co., Ltd.                                                                     5,520               66,792
            Dong Yang Department Store Co., Ltd.                                                   9,000               38,993
        *   Dong Yang Mec                                                                         20,680               85,043
            Dong-A Pharmaceutical Co., Ltd.                                                       19,920              497,055
            Dongbu Corp.                                                                          46,410              387,722
            Dongbu Hannong Chemical Co., Ltd.                                                     14,890              190,632
            Dongbu Securities Co., Ltd.                                                           22,040               48,337
            Dongbu Steel Co., Ltd.                                                                46,108              623,466
            Dong-Il Corp.                                                                          4,205              110,248
            Dongkook Industries Co., Ltd.                                                          1,620                5,310

            Dongkuk Steel Mill Co., Ltd.                                                         155,862            2,859,926
        *   Dongsu Industrial Co., Ltd.                                                            9,880              105,161
            Dongsung Chemical Industries                                                           3,770               22,838
            Dongwon F&B Co., Ltd.                                                                  6,666              272,663
            Dongwon Financial Holding Co., Ltd.                                                  116,926              989,396
        *   Dongwon Industries Co., Ltd.                                                           1,876               20,772
            Dongyang Express & Construction Corp.                                                  5,250               78,995
        *   Doosan Corp.                                                                          41,820              516,538
            Doosan Heavy Industries & Construction Co., Ltd.                                     327,020            4,211,002
        *   Doosan Industrial Development Co., Ltd.                                               81,030              291,972
            DPI Co., Ltd.                                                                         33,340              100,916
            Duck Yang Industry Co., Ltd.                                                           4,000               35,062
        *   Enex Co., Ltd.                                                                         5,960               36,925
            F&F Co., Ltd.                                                                         23,100               30,708
        *   First Fire & Marine Insurance Co., Ltd.                                               40,160               38,275
        *   Firstech Co., Ltd.                                                                    28,190               22,825
        *   Fursys, Inc.                                                                          24,120              291,310
            Global & Yuasa Battery Co., Ltd.                                                      11,600               18,277
        *   Good Morning Securities Co., Ltd.                                                    283,690              947,671
            Green Cross Corp.                                                                     10,540              252,580
        *   Gwangju Shinsegae Co., Ltd.                                                            1,590               59,389
            Halla Engineering & Construction Corp.                                                 7,450               52,203
            Han Kuk Carbon Co., Ltd.                                                              25,070               43,425
            Han Wha Corp.                                                                        146,740            1,771,681
            Han Yang Securities Co., Ltd.                                                         24,940               64,512
            Hana Securities Co., Ltd.                                                             40,790              261,494
            Handok Pharmaceuticals Co., Ltd.                                                      18,150              219,221
            Hanil Cement Manufacturing Co., Ltd.                                                  15,883              805,740
        *   Hanil E-wha Co., Ltd.                                                                 79,730              101,228
            Hanil Iron & Steel Co., Ltd.                                                           1,815               25,818
            Hanjin Heavy Industry Co., Ltd.                                                      145,790            1,061,493
            Hanjin Transportation Co., Ltd.                                                       23,460              339,265
        *   Hankook Core Co., Ltd.                                                                 7,001                  568
            Hankook Cosmetics Co., Ltd.                                                           30,000               29,124
            Hankook Tire Manufacturing Co., Ltd.                                                 150,550            1,518,323
            Hankuk Electric Glass Co., Ltd.                                                       18,620              903,716
            Hankuk Glass Industries, Inc.                                                         22,200            1,931,268
            Hankuk Paper Manufacturing Co., Ltd.                                                   9,800              231,470
        *   Hanmi Capital Co., Ltd.                                                               28,690              136,463
            Hansae Co., Ltd.                                                                       3,260               35,080
        *   Hansol Chemical Co., Ltd.                                                             12,467               56,695
        *   Hansol CSN Co., Ltd.                                                                 103,640              123,985
            Hansol Paper Co., Ltd.                                                                92,914              936,751
        *   Hansol Telecom Co., Ltd.                                                                 543                4,155
        *   Hanssem Co., Ltd.                                                                     12,390               72,819
            Hanwha Chemical Corp.                                                                218,380            2,125,796
            Hanwha Securities Co., Ltd.                                                           62,690              144,203
            Heesung Cable, Ltd.                                                                    3,660               35,025
            Histeel Co., Ltd                                                                       1,080               16,499
            Hotel Shilla, Ltd.                                                                    76,920              491,783
            HS R&A Co., Ltd.                                                                       4,980               26,711
            Huchems Fine Chemical Corp.                                                           45,340              171,615

        *   Huneed Technologoes Co., Ltd.                                                         90,030               27,058
            Husteel Co., Ltd.                                                                     10,370               91,979
            Hwa Sung Industrial Co.                                                               26,510               97,783
            Hwashin Co., Ltd.                                                                     42,000               41,218
            Hyosung T & C Co., Ltd.                                                               61,987              666,605
            Hyundai Cement Co., Ltd.                                                              15,435              414,148
        *   Hyundai Corp.                                                                          6,015               21,154
            Hyundai Department Store Co., Ltd.                                                    37,908            1,206,537
            Hyundai Department Store H & S Co., Ltd.                                               8,362              132,584
            Hyundai Development Co.                                                              160,560            2,622,690
        *   Hyundai Elevator Co., Ltd.                                                             9,180              427,950
            Hyundai Heavy Industries Co., Ltd.                                                   154,760            4,421,286
            Hyundai Hysco                                                                        170,820            1,400,706
            Hyundai Marine & Fire Insurance Co., Ltd.                                            102,700              395,394
        *   Hyundai Merchant Marine Co., Ltd.                                                    193,270            2,955,119
        *   Hyundai Mipo Dockyard Co., Ltd.                                                       15,693              459,253
            Hyundai Motor Co., Ltd.                                                              212,320           10,419,976
        *   Hyundai Pharmaceutical Ind Co., Ltd.                                                   4,200               51,455
        *   Hyundai Securities Co., Ltd.                                                         249,730            1,000,437
            Il Dong Pharmaceutical Co., Ltd.                                                       5,840               88,565
        *   Il Jin Diamond Co., Ltd.                                                              14,730              210,182
            Il Sung Pharmaceutical Co., Ltd.                                                       3,990               82,326
            Il Yang Pharmaceutical Co., Ltd.                                                       6,107               27,318
        *   IlJin Electric, Ltd.                                                                  26,530               55,803
            IlShin Spinning Co., Ltd.                                                              3,600              127,513
            INI Steel Co., Ltd.                                                                  235,930            3,092,559
            ISU Chemical Co., Ltd.                                                                14,350              109,240
            Je Il Pharmaceutical Co.                                                               2,220               59,068
            Jeonbuk Bank, Ltd.                                                                    52,970              222,738
        *   Jinro, Ltd.                                                                              407               17,468
            Joongang Constuction Co., Ltd.                                                         9,880               59,443
        *   KDB Capital Corp.                                                                        972                2,506
        *   Keang Nam Enterprises Co., Ltd.                                                        7,902               51,001
            KEC Corp.                                                                             10,630              200,993
            Keyang Electric Machinery Co., Ltd.                                                   71,760               89,504
        *   KG Chemical Corp.                                                                    111,230               51,397
            Kia Motors Corp.                                                                     441,050            4,191,791
            Kodenshi Korea Corp.                                                                  38,000               71,614
            Kolon Chemical Co., Ltd.                                                              20,220              132,604
            Kolon Engineering & Construction Co., Ltd.                                            37,850              104,314
            Kolon Industries, Inc.                                                                32,379              178,911
        *   Kolon International                                                                    1,905                7,335
            Kolon International Corp.                                                             11,960               54,317
            Korea Cast Iron Pipe Co., Ltd.                                                        44,688              101,167
            Korea Circuit Co.                                                                     31,660              108,091
        *   Korea Development Co., Ltd.                                                           23,520              400,651
        *   Korea Development Leasing Corp.                                                       61,900               80,458
        *   Korea Express Co., Ltd.                                                               21,990              523,600
            Korea Fine Chemical Co., Ltd.                                                          7,000               67,665
            Korea Flange Co., Ltd.                                                                10,290              135,050
            Korea Iron & Steel Co., Ltd.                                                          25,230              542,394
            Korea Iron & Steel Works Co., Ltd.                                                    21,294              307,993

            Korea Kolmar Co., Ltd.                                                                35,185               55,377
            Korea Komho Petrochemical                                                             61,750              845,770
            Korea Mutual Savings Bank                                                             14,910               82,626
            Korea Petrochemical Industry Co., Ltd.                                                12,300              228,331
            Korea Polyol Co., Ltd.                                                                10,556              325,009
            Korea Reinsurance Co., Ltd.                                                          111,460              445,306
            Korea Zinc Co., Ltd.                                                                  42,730            1,222,697
        *   Korean Air Co., Ltd.                                                                 176,738            3,094,252
            Korean Air Terminal Service Co., Ltd.                                                  3,490               48,607
        *   KP Chemical Corp.                                                                    201,976              932,235
        *   KTB Network, Ltd.                                                                    135,720              254,956
            Kukdo Chemical Co., Ltd.                                                               8,710               92,086
            Kukdong City Gas Co., Ltd.                                                            12,780              189,035
        *   Kukje Corp.                                                                           34,550               48,077
            Kumgang Korea Chemical Co., Ltd.                                                      22,960            2,635,468
            Kumho Industrial Co., Ltd.                                                            89,380            1,011,208
        *   Kunsul Chemical Industrial Co. Ltd                                                    12,700               74,953
            Kwang Dong Pharmaceutical Co., Ltd.                                                  114,660              222,259
            Kyeryong Construction Industrial Co., Ltd.                                            17,500              242,450
            Kyobo Securities Co., Ltd.                                                            76,680              151,418
            Kyong Dong Boiler Co., Ltd.                                                            3,450               41,950
            Kyungbang Co., Ltd.                                                                    1,856               89,552
            LG Cable, Ltd.                                                                        68,050            1,331,722
            LG Engineering & Construction Corp.                                                  104,882            2,718,555
            LG International Corp.                                                               107,834              958,242
        *   LG Investment & Securities Co., Ltd.                                                 200,240            1,448,180
            Lotte Confectionary Co., Ltd.                                                          1,170              713,422
            Lotte Sam Kang Co., Ltd.                                                               2,460              217,916
            Meritz Securities Co., Ltd.                                                           73,900              178,730
        *   Midopa Co., Ltd.                                                                      88,950              390,882
            Motonic Corp.                                                                            640                8,478
            Namhae Chemical Corp.                                                                105,810              187,833
            Namyang Dairy Products Co., Ltd.                                                       1,320              419,238
            Nong Shim Holdings Co., Ltd.                                                           1,750               98,534
            Oriental Fire & Marine Insurance Co., Ltd.                                            16,810              267,430
            Ottogi Corporation                                                                     7,320              282,453
        *   Pacific Industries, Inc.                                                              12,240              135,156
        *   Pantech Co., Ltd.                                                                     19,630               72,249
        *   PaperCorea, Inc.                                                                      19,552               52,950
        *   Partsnic Co., Ltd.                                                                    11,310               20,353
        *   Pohang Coated Steel Co., Ltd.                                                         12,780              296,849
            Poong Lim Industrial Co., Ltd.                                                        32,280               77,933
            Poong San Corp.                                                                       66,220              888,366
        *   Pum Yang Construction Co., Ltd.                                                       14,380              117,102
            Pusan Bank                                                                           200,400            1,548,313
            Pusan City Gas Co., Ltd.                                                              21,560              308,340
            Pyung Hwa Industrial Co., Ltd.                                                        45,370              172,546
        *   Regent Securities Co., Ltd.                                                          108,437              118,815
        *   Rocket Electric Co., Ltd.                                                              3,460                5,273
        *   Saehan Industries, Inc.                                                               95,610              161,402
        *   Saehan Media Corp.                                                                    31,250               51,785
        *   Sam Jin Pharmaceutical Co., Ltd.                                                       2,650               74,760

            Sam Yung Trading Co., Ltd.                                                            13,840               22,915
            Sambu Construction Co., Ltd.                                                          11,175              129,370
            Samhwa Crown and Closure Co., Ltd.                                                     3,100               31,983
            Samhwa Paints Industrial Co., Ltd.                                                    33,600               92,809
        *   Samlip Industrial Co., Ltd.                                                           15,670               95,423
            Samsung Climate Control Co., Ltd.                                                     11,990               69,072
            Samsung Corp.                                                                        331,070            4,806,994
        *   Samsung Engineering Co., Ltd.                                                         84,110              583,657
            Samsung Fine Chemicals                                                                57,050            1,004,286
            Samsung Heavy Industries Co., Ltd.                                                   491,740            2,763,171
            Samsung Securities Co., Ltd.                                                         103,330            1,948,027
        *   Samsung Techwin Co., Ltd.                                                             37,420              271,872
            Samwhan Corp. Co., Ltd.                                                               17,730              118,407
            Samyang Corp.                                                                         22,135              759,461
            Samyang Genex Co., Ltd.                                                                5,490              207,702
            Samyang Tongsang Co., Ltd.                                                             2,820               34,662
        *   Samyoung Chemical Co., Ltd.                                                            2,820               21,477
        *   Samyoung Corp.                                                                         6,130               56,507
            Samyoung Electronics Co., Ltd.                                                        39,200              266,786
            Seah Holdings Corp.                                                                    4,619              105,345
            Seah Steel Corp.                                                                       6,245              111,207
        *   Segye Corp.                                                                           20,530               32,073
            Sejong Industrial Co., Ltd.                                                           44,050              140,968
            Sejong Securities Co., Ltd.                                                           54,071               86,943
            Sempio Foods Co.                                                                       3,610               28,858
        *   Seoul Securities Co., Ltd.                                                           109,220              329,377
        *   Shin Dong-Ah Fire & Marine Insurance Co.                                              22,873               69,253
            Shin Heung Securities Co., Ltd.                                                        9,130               19,308
            Shin Young Securities Co., Ltd.                                                       18,390              245,385
            Shin Young Wacoal, Inc.                                                                  273               10,224
        *   Shin-Ho Paper Manufacturing Co., Ltd.                                                 38,850              132,063
            Shinmoorim Paper Manufacturing Co., Ltd.                                              34,120              237,346
            Shinpoong Pharmaceutical Co., Ltd.                                                     4,540               45,467
        *   Shinsegae Engineering & Construction Co., Ltd.                                         3,980               57,708
        *   Shinsung Tongsang Co., Ltd.                                                           21,550               26,563
            Sindo Ricoh                                                                           15,060              893,136
        *   SK Chemicals Co., Ltd.                                                                37,810              417,008
            SK Gas Co., Ltd.                                                                      18,370              419,963
        *   SKC Co., Ltd.                                                                         57,310              465,750
            Song Woun Industries                                                                  24,310               45,444
        *   Ssang Bang Wool Co., Ltd.                                                             52,870              122,031
        *   Ssangyong Cement Industry Co., Ltd.                                                  587,792              685,639
        *   Ssangyong Fire & Marine Insurance Co.                                                 13,190               38,345
        *   Ssangyong Motor Co.                                                                  158,040              968,533
            STX Corp.                                                                             24,376              163,781
        *   STX Engine                                                                             8,711               40,128
            Sung Chang Enterprise Co., Ltd.                                                        9,000              119,557
            Sung Shin Cement Co., Ltd.                                                            40,070              762,421
        *   Sungwon Corp.                                                                         20,600               27,278
        *   Sunjin Co., Ltd.                                                                       4,240               99,898
        *   Sunkyong Securities Co., Ltd.                                                        384,280              173,295
            Tae Kwang Industrial Co., Ltd.                                                         2,380              818,749

            Tae Kyung Industrial Co., Ltd.                                                        63,000              137,064
            Tae Young Corp.                                                                       16,270              558,367
            Taegu Department Store Co., Ltd.                                                      19,941              140,603
            Tai Han Electric Wire Co., Ltd.                                                       84,107              678,538
            Tai Lim Packaging Industries Co., Ltd.                                                 4,380               13,256
            The Will-Bes & Co., Ltd.                                                              10,640               21,043
        *   Tong Kook Corp.                                                                          607                  905
        *   Tong Yang Investment Bank                                                            166,420              316,965
        *   Tong Yang Major Corp.                                                                 24,960               64,492
            Tong Yang Moolsan Co., Ltd.                                                            4,560               11,400
        *   Tongil Heavy Industries Co., Ltd.                                                    160,770              110,072
            TS Corp.                                                                               3,881               58,991
            Union Steel Manufacturing Co., Ltd.                                                   21,297              756,625
            Wiscom Co., Ltd.                                                                      22,000               67,145
            Woongjin.Com Co., Ltd.                                                                78,940              276,115
            Yoo Sung Enterprise Co., Ltd.                                                          3,780               63,056
            Youlchon Chemical Co., Ltd.                                                           47,300              368,764
        *   Young Poong Mining & Construction Corp.                                               18,030                  946
        *   Youngbo Chemical Co., Ltd.                                                            33,000               61,501
            Youngone Corp.                                                                       108,650              371,927
            Youngpoong Corp.                                                                       1,580               99,636
            Yuhan Corp.                                                                            5,179              471,537
            Yuhwa Securities Co., Ltd.                                                            17,000              124,694
        *   Zinus, Inc.                                                                            9,330               27,363
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $85,258,948)                                                                                           136,882,992
                                                                                                           ------------------
   RIGHTS/WARRANTS -- (0.0%)
        *   Hansol Telecom Co., Ltd. Rights 12/15/04                                               1,646                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SOUTH KOREA
     (Cost $85,258,948)                                                                                           136,882,992
                                                                                                           ------------------

   TAIWAN -- (10.7%)
   COMMON STOCKS -- (10.6%)
            Ability Enterprise Co., Ltd.                                                         168,000               83,463
            Abit Computer Co., Ltd.                                                              835,498              252,947
        *   Abocom Systems, Inc.                                                                 105,000               22,300
        *   Accton Technology Corp.                                                              706,000              284,631
            Acer, Inc.                                                                         1,544,235            2,351,782
        *   AGV Products                                                                         327,000               70,284
        *   Allis Electric Co., Ltd.                                                              86,320               18,706
        *   Ambassador Hotel                                                                     435,000              242,591
            Amtran Technology Co., Ltd.                                                          411,324              165,774
        *   Apex Science & Engineering Corp.                                                     103,000               15,322
        *   Arima Computer Corp.                                                               1,620,000              472,790
            Asia Cement Corp.                                                                  4,164,115            2,729,088
            Asia Chemical Corp.                                                                  357,000               94,572
            Asia Polymer Corp.                                                                   272,160              144,920

        *   Askey Computer Co., Ltd.                                                             192,917               99,442
        *   Aurora Corp.                                                                         210,650              115,947
            Aurora Systems Corp.                                                                 157,000               62,768
            Avision, Inc.                                                                         56,000               31,583
            Bank of Kaohsiung Co., Ltd.                                                          838,622              588,601
        *   Behavior Tech Computer Corp.                                                         544,000              139,187
        *   Bes Engineering Corp.                                                              1,609,089              280,951
        *   Carnival Industrial Corp.                                                            336,000               55,544
            Cathay Chemical Works, Inc.                                                          131,000               42,519
            Cathay Real Estate Development Co., Ltd.                                           1,914,421            1,034,776
        *   Central Insurance Co., Ltd.                                                          317,000              112,364
            Central Reinsurance Co., Ltd.                                                        354,550              142,540
        *   Chang Hwa Commercial Bank                                                          8,379,459            5,204,329
        *   Chang-Ho Fibre Corp.                                                                  50,000               20,393
        *   Charoen Pokphand Enterprises Co., Ltd.                                                96,000               19,593
            Cheng Loong Corp.                                                                  1,608,480              587,021
        *   Chia Her Industrial Co., Ltd.                                                        699,000               71,344
        *   Chia Hsin Cement Corp.                                                             1,071,000              480,625
        *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                                           812,250              103,694
            Chia-I Industrial Co., Ltd.                                                          334,000              124,019
        *   Chien Tai Cement Co., Ltd.                                                           470,397                8,598
            China Airlines                                                                     5,608,939            3,208,657
            China Chemical & Pharmaceutical Co.                                                  300,240              124,375
        *   China Development Financial Holdong Co., Inc.                                      1,130,000              548,046
            China Electric Manufacturing Co., Ltd.                                               306,000               87,029
        *   China General Plastics Corp.                                                         314,000              137,792
        *   China Glaze Co., Ltd.                                                                 54,000               12,201
        *   China Life Insurance Co., Ltd.                                                       698,763              423,895
        *   China Man-Made Fiber Co., Ltd.                                                       952,020              491,068
            China Motor Co., Ltd.                                                              1,022,000            1,127,806
        *   China Petrochemical Development Corp.                                              2,349,000              486,272
        *   China Rebar Co., Ltd.                                                              1,009,328              120,400
            China Steel Structure Co., Ltd.                                                      173,873               88,119
        *   China Synthetic Rubber Corp.                                                         385,948              134,294
        *   China United Trust & Investment Corp.                                                851,145               87,328
        *   China Wire & Cable Co., Ltd.                                                         379,000               67,301
            Chinatrust Financial Holdings Co., Ltd.                                              241,686              275,523
            Chin-Poon Industrial Co., Ltd.                                                       397,716              231,021
        *   Chun Yu Works & Co., Ltd.                                                            230,000               87,680
            Chun Yuan Steel Industrial Co., Ltd.                                                 574,050              372,362
            Chung Hsin Electric & Machinery Co., Ltd.                                            512,000              209,959
            Chung Hwa Pulp Corp.                                                                 702,419              336,127
        *   Chung Shing Textile Co., Ltd.                                                        228,600                4,364
        *   Chungwa Picture Tubes Co., Ltd.                                                    1,890,000              788,191
            Clevo Co.                                                                            518,848              163,429
            CMC Magnetics Corp.                                                                5,392,000            2,522,761
            Collins Co., Ltd.                                                                    328,758              106,346
        *   Compeq Manufacturing Co., Ltd.                                                     1,296,000              459,607
        *   Compex International Co. Ltd.                                                         46,400                4,591
            Continental Engineering Corp.                                                      1,419,965              625,525
        *   Cosmos Bank Taiwan                                                                 2,469,000            1,144,718
            CTCI Corp.                                                                           626,154              351,712

            Cyntec Co., Ltd.                                                                      33,600               17,668
        *   Da-Cin Construction Co., Ltd.                                                        229,000               97,112
        *   Delpha Construction Co., Ltd.                                                        228,044               33,910
            Der Pao Construction Co., Ltd.                                                       483,000              105,331
            DFI, Inc.                                                                             64,000               30,310
        *   Elite Material Co., Ltd.                                                              93,000               30,090
            Elitegroup Computer Systems Co., Ltd.                                                832,250              398,033
        *   Enlight Corp.                                                                        250,000               60,124
        *   Entie Commercial Bank                                                              3,198,474            1,087,976
        *   ET Internet Technology Corp.                                                         354,676              188,384
            Eten Information Systems, Ltd.                                                       134,000               61,217
            Eternal Chemical Co., Ltd.                                                           966,000              591,740
        *   Eva Airways Corp.                                                                  5,875,071            2,578,957
        *   Ever Fortune Industrial Co., Ltd.                                                    409,000                4,188
        *   Everest Textile Co., Ltd.                                                            432,177              129,528
            Evergreen International Storage & Transport Corp.                                  1,926,000              887,461
            Evergreen Marine Corp., Ltd.                                                       2,170,457            2,039,722
            Everlight Chemical Industrial Corp.                                                  306,950              111,098
        *   Everspring Industry Co., Ltd.                                                        206,000               43,933
            Far East Department Stores, Ltd.                                                   1,706,000              953,859
            Far East Textile, Ltd.                                                             7,095,613            5,497,160
            Far Eastern International Bank                                                       825,000              492,119
            Federal Corp.                                                                        264,000              155,289
        *   FIC Global, Inc.                                                                     640,080               91,369
            First Copper Technology Co., Ltd.                                                    322,750              139,508
        *   First Financial Holding Co., Ltd.                                                  3,071,000            2,528,207
            First Hotel                                                                          130,380               67,905
            Formosa Taffeta Co., Ltd.                                                          3,094,706            1,425,688
        *   Formosan Rubber Group, Inc.                                                          345,000              140,118
            Formosan Union Chemical Corp.                                                        195,247               71,848
            Fortune Electric Co., Ltd.                                                           191,000               48,826
        *   Fu I Industrial Co., Ltd.                                                            264,000               58,812
            Fuh-Hwa Financial Holding Co., Ltd.                                                5,354,953            2,632,812
            Fwuson Industry Co., Ltd.                                                            302,000               52,735
        *   G.T.M. Corp.                                                                         133,000               45,302
        *   Giga Storage Corp.                                                                   209,898               68,209
            Giga-Byte Technology Co., Ltd.                                                       876,750            1,046,865
        *   Gold Circuit Electronics, Ltd.                                                       483,140              204,429
        *   Goldsun Development & Construction Co., Ltd.                                       1,416,000              371,078
        *   Grand Pacific Petrochemical Corp.                                                    347,000              142,802
            Great China Metal Industry Co., Ltd.                                                 287,000              181,164
            Great Wall Enterprise Co., Ltd.                                                      376,980               92,725
        *   Helix Co., Ltd                                                                       158,211               32,178
            Hey Song Corp.                                                                       594,000              185,740
            Ho Tung Holding Corp.                                                                781,628              243,151
        *   Hocheng Corp.                                                                        364,000               94,402
            Hong Ho Precision Textile Co., Ltd.                                                   93,889               14,672
            Hong Tai Electric Industrial Co., Ltd.                                               282,000               81,104
        *   Hsinchu International Bank                                                         1,615,834            1,023,556
            Hsing Ta Cement Co., Ltd.                                                            376,980              115,904
            Hua Eng Wire & Cable Co., Ltd.                                                       702,035              173,690
            Hua Nan Financial Holding Co., Ltd.                                                   80,774               66,462

        *   Hualon Corp.                                                                         257,040                8,615
        *   Hung Ching Development & Construction Co., Ltd.                                      528,000               66,201
            Hung Poo Construction Corp.                                                          348,000              218,104
        *   Hung Sheng Construction Co., Ltd.                                                    735,000              315,407
            International Bank of Taipei                                                       2,686,734            1,868,206
            Inventec Corp.                                                                     2,928,550            1,350,876
        *   Jean Co., Ltd.                                                                       154,000               34,661
            Jui Li Enterprise Co., Ltd.                                                          195,000               64,258
            Jung Shing Wire Co., Ltd.                                                            123,000               44,566
            Kang Na Hsiung Co., Ltd.                                                              74,271               33,411
        *   Kao Hsing Chang Iron & Steel Corp.                                                   360,000              164,212
        *   Kee Tai Properties Co., Ltd.                                                         272,000               58,765
            King Yuan Electronics Co., Ltd.                                                      496,172              320,997
        *   Kingdom Construction Co., Ltd.                                                       464,000              143,173
            Kinpo Electronics, Inc.                                                            2,139,240              911,864
            Knowledge-Yield-Excellence Systems Corp.                                             116,000               74,103
        *   Kuoyang Construction Co., Ltd.                                                       136,029               56,816
        *   Kwong Fong Industries Corp.                                                          230,000               28,136
            Lan Fa Textile Co., Ltd.                                                             301,395               94,150
        *   Lead Data Co., Ltd.                                                                  444,140               80,703
        *   Leadtek Research, Inc.                                                               112,000               57,716
        *   Lealea Enterprise Co., Ltd.                                                          658,000              127,035
            Lee Chang Yung Chemical Industry Corp.                                               505,501              226,960
        *   Lee Chi Enterprises Co., Ltd.                                                        196,000               69,350
        *   Lelon Co., Ltd.                                                                      132,118               44,475
        *   Leofoo Development Co., Ltd.                                                         238,000               85,935
        *   Les Enphants Co., Ltd.                                                               126,000               48,534
        *   Li Peng Enterprise Co., Ltd.                                                         513,000              149,809
            Li Shin International Enterprise Corp.                                                39,900               16,253
            Lien Hwa Industrial Corp.                                                            734,000              266,460
            Ling Sheng PrecisionIndustrial Corp.                                                 211,320               85,353
            Long Bon Development Co., Ltd.                                                       568,000              180,402
            Long Chen Paper Co., Ltd.                                                            507,000              161,421
            Lucky Cement Corp.                                                                   449,000              122,842
        *   Luxon Electronics Corp.                                                              313,400               49,784
        *   Macronix International Co., Ltd.                                                   6,883,000            1,494,502
        *   Megamedia Corp.                                                                       65,782                1,221
            Mercuries & Associates, Ltd.                                                         559,980              184,769
            Mercuries Data Co., Ltd.                                                             142,657               46,274
            Merida Industry Co., Ltd.                                                            171,000              101,495
        *   Microelectronics Technology, Inc.                                                    352,000              138,235
            Micro-Star International Co., Ltd.                                                 1,059,400              636,066
        *   Microtek International, Inc.                                                         115,062               17,454
            Mitac International Corp.                                                          1,765,120              816,597
            Mitac Technology Corp.                                                                52,000               22,152
            Mustek Systems, Inc.                                                                  82,500               20,586
        *   Namchow Chemical Industrial Co., Ltd.                                                164,057               30,642
        *   Nankang Rubber Tire Co., Ltd.                                                        104,312              124,232
            Nantex Industry Co., Ltd.                                                            186,430               58,869
        *   New Asia Construction & Development Co., Ltd.                                        146,000               25,042
            Nien Hsing Textile Co., Ltd.                                                         118,000              113,535
            Ocean Plastics Co., Ltd.                                                             128,000               59,741

        *   Opto Tech Corp.                                                                      483,000               88,591
        *   Orient Semiconductor Electronics, Ltd.                                               648,713               61,891
        *   Pacific Construction Co., Ltd.                                                       324,256               22,354
        *   Pacific Electric Wire & Cable Corp.                                                1,873,020               30,224
            Pan Overseas Electronics Co., Ltd.                                                   187,864               46,481
        *   Pan-International Industrial Corp.                                                   192,450              135,239
            Phihong Technology Co., Ltd.                                                          79,110               29,287
            Phoenix Precision Technology Corp.                                                   132,000               69,552
        *   Picvue Electronics, Ltd.                                                             604,000              106,901
            Premier Image Technology Corp.                                                       206,000              158,497
            Primax Electronics, Ltd.                                                             484,744               97,827
        *   Prince Housing & Development Corp.                                                 1,102,000              270,683
        *   Procomp Informatics, Ltd.                                                            391,440               77,741
            Prodisc Technology, Inc.                                                             861,157              316,414
            Radium Life Tech                                                                      85,534               69,273
            Ralec Electronic Corp.                                                               172,450               69,455
            Realtek Semiconductor Corp.                                                          774,000              811,420
        *   Rectron, Ltd.                                                                         78,300               11,170
            Rexon Industrial Corp., Ltd.                                                         218,820               79,357
            Ritek Corp.                                                                        3,291,518            1,177,701
        *   Ruentex Development Co., Ltd.                                                        626,000              123,642
            Sampo Corp.                                                                        1,757,850              382,955
        *   San Fang Chemical Industry Co., Ltd.                                                  82,280               61,430
            Sanyang Industrial Co., Ltd.                                                       1,215,000              468,890
            Sanyo Electric Co., Ltd.                                                             351,000              189,021
        *   SDI Corp.                                                                            191,483               85,833
            Sheng Yu Steel Co., Ltd.                                                               5,000                6,116
            Shihlin Electric & Engineering Corp.                                                 842,000              547,119
        *   Shihlin Paper Corp.                                                                  224,000              157,052
            Shinkong Co., Ltd.                                                                   186,190               97,547
        *   Shinkong Synthetic Fibers Co., Ltd.                                                2,041,000              561,424
            Shinung Corp.                                                                        290,700               66,533
        *   Silicon Integrated Systems Corp.                                                   2,199,423              778,533
            Siliconware Precision Industries Co., Ltd.                                         1,128,000              869,468
        *   Sin Yih Ceramic Co., Ltd.                                                            211,000               44,377
            Sincere Navigation Corp.                                                             382,052              481,423
        *   Sinkong Spinning Co., Ltd.                                                            75,000               29,350
            SinoPac Holdings Co., Ltd.                                                         4,067,997            2,253,934
        *   Sintek Photronics Corp.                                                              783,000              329,925
        *   Siward Crystal Technology Co., Ltd.                                                   40,789               18,400
        *   Solomon Technology Corp.                                                             338,000               66,636
            South East Soda Manufacturing Co., Ltd.                                              233,000               54,403
        *   Southeast Cement Co., Ltd.                                                           497,700              123,134
        *   Space Shuttle Hi-Tech Co., Ltd.                                                      177,000               22,137
            Standard Foods Taiwan, Ltd.                                                          288,000              103,864
            Stark Technology, Inc.                                                                58,000               25,264
            Sunonwealth Electric Machine Industry Co., Ltd.                                       21,000                8,820
            Systex Corp., Ltd.                                                                 1,378,341              458,784
            Ta Chen Stainless Pipe Co., Ltd.                                                      81,000               59,067
        *   Ta Chong Bank                                                                      1,394,000              514,923
            Ta Ya Elec Wire & Cable Co., Ltd.                                                    509,860              177,469
            Tah Hsin Industrial Corp.                                                            268,000               76,311

            Ta-I Technology Co., Ltd.                                                            151,200               81,166
        *   Taichung Commercial Bank                                                           2,479,000              934,131
        *   Tainan Business Bank                                                                 749,000              351,986
            Tainan Spinning Co., Ltd.                                                          2,697,000              779,237
        *   Taita Chemical Co., Ltd.                                                             223,000               80,095
        *   Taitung Business Bank                                                                163,395               34,128
        *   Taiwan Business Bank                                                               6,606,120            2,418,612
            Taiwan Cement Corp.                                                                5,395,763            3,238,375
            Taiwan Fire & Marine Insurance Co., Ltd.                                             302,077              166,918
        *   Taiwan Flourescent Lamp Co., Ltd.                                                    124,000               51,601
            Taiwan Glass Ind. Corp.                                                            1,403,896            1,282,417
        *   Taiwan Kolin Co., Ltd.                                                               498,000              104,563
            Taiwan Mask Corp.                                                                    303,000              143,940
            Taiwan Navigation Co., Ltd.                                                          116,354              102,771
        *   Taiwan Pulp & Paper Corp.                                                            238,000               78,021
        *   Taiwan Sakura Corp.                                                                  252,900               68,868
            Taiwan Sogo Shinkong Security Co., Ltd.                                              181,860               91,775
        *   Taiwan Tea Corp.                                                                     992,215              156,223
        *   Tatung Co., Ltd.                                                                   7,449,000            2,762,124
        *   Tay-Shan Enterprises Co., Ltd.                                                       372,320               77,131
            Teapo Electronic Corp.                                                                80,580               20,256
            Teco Electric & Machinery Co., Ltd.                                                3,473,834            1,056,848
            Tecom, Ltd.                                                                          307,753              147,056
            Test-Rite International Co., Ltd.                                                     97,005               57,934
        *   The Chinese Bank                                                                   2,439,000              497,865
        *   The Farmers Bank of China                                                          2,821,160              949,543
            The First Insurance Co., Ltd.                                                        203,840              125,424
            Ton Yi Industrial Corp.                                                            2,957,810              826,791
            Tsann Kuen Enterprise Co., Ltd.                                                      121,870              126,485
            TSRC Corp.                                                                           714,000              283,397
            Tung Ho Steel Enterprise Corp.                                                       722,323              549,193
        *   Twinhead International Corp.                                                         211,017               54,350
        *   Tycoons Group Enterprise Co., Ltd.                                                   263,000               81,674
            Ulead Systems, Inc.                                                                   66,000               34,456
        *   Union Bank of Taiwan                                                               2,636,000              883,339
        *   Union Insurance Co., Ltd.                                                            613,454              175,245
            Uni-President Enterprises Corp.                                                    6,359,130            3,124,720
        *   Unitech Printed Circuit Board Corp.                                                  433,000              174,952
            United Epitaxy Co., Ltd.                                                              81,978               28,041
        *   United Microelectronics Corp.                                                      1,648,000            1,014,574
        *   Universal Cement Corp.                                                               353,360              130,354
        *   Universal Microelectronics Co., Ltd.                                                  69,010               23,136
            Universal Scientific Industrial Co., Ltd.                                            944,800              335,072
            UPC Technology Corp.                                                               1,032,840              404,459
            Usi Corp.                                                                          1,056,000              387,234
        *   Ve Wong Corp.                                                                        177,000               57,615
        *   Via Technologies, Inc.                                                             1,871,000            1,008,236
        *   Visual Photonics Epitacy Co., Ltd.                                                    86,000               18,070
        *   Walsin Lihwa Corp.                                                                 5,724,000            3,003,523
            Walsin Technology Corp., Ltd.                                                        450,191              244,203
            Wan Hwa Enterprise Co., Ltd.                                                         260,590               88,294
            Waterland Financial Holdings                                                       3,969,000            1,545,720

        *   Wei Chih Steel Industrial Co., Ltd.                                                  211,898               55,599
        *   Wei Chuan Food Corp.                                                                 167,000               55,673
        *   Winbond Electronics Corp.                                                          7,834,000            2,991,349
            Wintek Corp.                                                                         128,432              117,476
            Wistron Corp.                                                                      1,270,101              544,328
            World Peace Industrial Co., Ltd.                                                     314,700              191,275
            WUS Printed Circuit Co., Ltd.                                                        489,406              210,351
        *   Yageo Corp.                                                                        3,486,840            1,182,669
            Yang Ming Marine Transport Corp.                                                   1,078,058              966,345
        *   Yi Jinn Industrial Co., Ltd.                                                         387,000               73,642
            Yieh Phui Enterprise Co., Ltd.                                                     1,054,000              742,020
            Yosun Industrial Corp.                                                               119,116               79,204
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                        2,399,926            1,171,602
            Yulon Motor Co., Ltd.                                                              2,280,263            2,497,979
            Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                       1,000                1,270
            Yung Shin Pharmaceutical Industrial Co., Ltd.                                        268,000              226,749
            Yung Tay Engineering Co., Ltd.                                                       456,000              244,081
            Zig Sheng Industrial Co., Ltd.                                                       354,764              122,912
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $108,048,876)                                                                                          124,571,449
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.1%)
        *   Taiwan Dollar                                                                                             973,977
                                                                                                           ------------------
   (Cost $950,056)
   TOTAL -- TAIWAN
     (Cost $108,998,932)                                                                                          125,545,426
                                                                                                           ------------------

   MEXICO -- (10.1%)
   COMMON STOCKS -- (10.1%)
            Alfa S.A. de C.V. Series A                                                         3,740,264           18,523,498
            Cementos de Mexico S.A. de C.V. Series B                                             785,300            5,064,308
        *   Cintra S.A. de C.V.                                                                   85,000               47,699
        *   Consorcio Hogar S.A. de C.V. Series B                                                189,500               61,778
            Controladora Comercial Mexicana S.A. de C.V. Series B                              5,484,600            6,145,703
        *   Corporacion Geo S.A. de C.V. Series B                                              1,728,500            3,233,215
        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                    1,414,805            3,831,035
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             3,689                  493
            Corporativo Fragua S.A. de C.V. Series B                                                  70                  249
        *   Desc S.A. de C.V. Series B                                                         8,736,833            2,365,776
            El Puerto de Liverpool S.A. Series 1                                                  20,000               32,957
            El Puerto de Liverpool S.A. Series C1                                                328,600              520,995
        *   Empaques Ponderosa S.A. de C.V. Series B                                              90,000                6,413
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                   16,050,200            5,732,852
            Empresas la Moderna S.A. de C.V. Series A                                          3,457,285              363,382
            Fomento Economico Mexicano Series B & D                                              488,000            2,325,952
        *   GPo Iusacell                                                                         143,500              274,812
            Gruma S.A. de C.V. Series B                                                        1,452,050            3,036,866
            Grupo Carso S.A. de C.V. Series A-1                                                  721,000            3,525,767

            Grupo Cementos de Chihuahua, S.A. de C.V.                                          1,504,200            3,061,524
            Grupo Continental S.A.                                                                94,000              154,061
            Grupo Corvi S.A. de C.V. Series L                                                    284,000               59,953
            Grupo Financiero del Norte S.A. Series C                                             650,000            3,647,538
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                      74                   20
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  75,724               20,235
            Grupo Financiero Inbursa S.A. de C.V. Series O                                     2,728,165            5,100,691
        *   Grupo Gigante S.A. de C.V. Series B                                                  324,076              225,158
            Grupo Industrial Maseca S.A. de C.V. Series B                                      2,310,200            1,111,192
            Grupo Industrial Saltillo Unique Series                                              853,600            1,388,357
        *   Grupo Nutrisa S.A. de C.V.                                                               428                  152
            Grupo Posadas S.A. de C.V. Series L                                                  356,000              221,970
        *   Grupo Qumma S.A. de C.V. Series B                                                      5,301                   85
        *   Grupo Tribasa S.A. de C.V.                                                           152,065                    0
        *   Herdez Common Series                                                                 319,000              152,016
        *   Hylsamex S.A. de C.V. Series B                                                     1,026,960            3,000,360
            Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)     246,000              525,887
            Industrias Penoles S.A. de C.V.                                                    1,277,400            6,656,236
        *   Industrias S.A. de C.V. Series B                                                      93,000              650,277
        *   Jugos del Valle S.A. de C.V. Series B                                                170,900              228,491
        *   Nueva Grupo Mexico S.A. de C.V. Series B                                           5,325,961           25,736,156
            Organizacion Soriana S.A. de C.V. Series B                                         2,735,500            9,405,242
        *   Sanluis Corporacion S.A. de C.V.(Certificates representing 1 share Series B, 1
            share Series C & 1 share Series D)                                                     2,400                2,052
        *   US Commercial Corp. S.A. de C.V.                                                     271,000              114,418
            Vitro S.A.                                                                         2,052,500            1,901,352
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $69,257,596)                                                                                           118,457,173
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                                5,970
                                                                                                           ------------------
   (Cost $6,374)
   TOTAL -- MEXICO
     (Cost $69,263,970)                                                                                           118,463,143
                                                                                                           ------------------

   BRAZIL -- (9.1%)
   PREFERRED STOCKS -- (7.9%)
        *   Acesita SA                                                                           413,076            5,414,029
            Alpargatas-Santista Textil SA                                                        430,000               59,441
            Banco Bradesco SA                                                                     83,828            5,485,803
        *   Bradespar SA                                                                           2,851               84,691
            Brasil Telecom Participacoes SA                                                    1,406,899               10,448
        *   Braskem SA                                                                       142,800,000            6,216,000
            Centrais Electricas de Santa Catarin Celesc Series B                               1,323,000              515,581
            Companhia Brasileira de Petroleo Ipiranga SA                                         202,800            1,468,809
        *   Companhia Siderurgica Paulista                                                       720,000              307,059
            Confab Industrial SA                                                               1,800,000            1,800,000

            Coteminas Cia Tecidos Norte de Minas                                              15,097,500            1,453,689
            Distribuidora de Produtos de Petroleo Ipiranga SA                                      8,000              100,000
            Duratex SA                                                                        66,910,000            2,951,912
            Embraco SA                                                                           342,000              164,713
            Embratel Participacoes SA                                                          1,389,166                3,248
            Forjas Taurus SA                                                                     254,000              123,265
            Gerdau SA                                                                            775,552           13,959,936
            Globex Utilidades SA                                                                  34,076              142,255
        *   Inepar SA Industria e Construcoes                                                 78,960,001               26,126
            Investimentos Itau SA                                                              2,207,166            3,448,697
            Magnesita SA Series A                                                             36,500,000              195,248
            Marcopolo SA                                                                         326,400              760,800
            Metalurgica Gerdau SA                                                                396,800            9,337,929
            Perdigao SA NPV                                                                      199,200            3,517,491
        *   Plascar Participacoes Industriais SA                                               6,900,000               14,079
            Polialden Petroquimica SA                                                            780,000              315,441
            Ripasa SA Papel e Celulose                                                         1,298,000            1,932,684
            Sadia SA                                                                           3,838,282            7,761,232
            Sao Pau Alpargatas SA                                                                470,000               49,678
            Siderurgica Belgo-Mineira                                                         12,307,631            6,312,186
            Siderurgica de Tubarao Sid Tubarao                                               160,870,000            8,398,360
            Suzano Bahia Sul Papel e Celullose SA                                                459,431            2,069,129
            Suzano Petroquimica SA                                                                94,000              243,294
            Tele Celular Sul Participacoes SA                                                  2,775,366                4,275
        *   Tele Leste Celular Participacoes SA                                                1,784,040                  420
            Tele Norte Celular Participacoes SA                                                1,390,958                  261
            Tele Norte Leste Participacoes SA                                                      7,538              115,703
            Telemar Norte Leste SA                                                                95,000            2,219,926
            Telemig Celular Participacoes SA                                                   1,422,616                2,055
        *   Telesp Celular Participacoes                                                       1,389,246                3,652
            Uniao des Industrias Petroquimicas SA Series B                                     2,153,712            2,842,583
            Unibanco-Uniao de Bancos Brasileiros SA                                              135,500              749,733
            Usinas Siderurgicas de Minas Gerais SA                                                41,925              846,978
            Vale do Rio Doce Series B                                                            239,144                    0
            Votorantim Celulose e Papel SA                                                    26,200,000            1,974,729
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $22,269,100)                                                                                            93,403,568
                                                                                                           ------------------
   COMMON STOCKS -- (1.2%)
            Avipal SA Avicultura e Agropecua                                                  12,500,000               36,673
            Brasil Telecom Participacoes SA                                                   51,256,779              488,070
            Companhia Siderurgica Nacional                                                       606,400           11,548,353
        *   Embratel Participacoes                                                            50,000,000              284,375
            Eternit SA                                                                             8,800              115,824
            Tele Celular Sul Participacoes SA                                                 98,247,830              136,536
            Tele Centro Oeste Celular Participacoes SA                                        50,294,346              230,208
        *   Tele Leste Celular Participacoes                                                  64,212,621               12,984
        *   Tele Norte Celular Participacoes                                                  50,064,513               12,148
            Tele Norte Leste Participacoes SA                                                     51,468              804,188
            Telemig Celular Participacoes SA                                                  51,793,284              161,854
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $2,920,794)                                                                                             13,831,213
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telesp Celular Participacoes SA Preferred Rights 12/17/04                            487,012                  378
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BRAZIL
     (Cost $25,189,894)                                                                                           107,235,159
                                                                                                           ------------------

   MALAYSIA -- (7.7%)
   COMMON STOCKS -- (7.7%)
        *   A&M Realty Berhad                                                                    427,100              155,125
            ACP Industries Berhad                                                                512,000              164,340
        *   Advance Synergy Berhad                                                               641,000               67,340
            Advanced Synergy Capital Berhad                                                      153,500               23,591
            Affin Holdings Berhad                                                              3,199,500            1,505,440
            Aluminum Co. of Malaysia                                                             250,000              110,376
        *   AMBD Berhad                                                                        1,990,900               96,843
            AMFB Holdings Berhad                                                                 277,500              467,266
            AMMB Holdings Berhad                                                                 938,944              844,474
            Ancom Berhad                                                                         375,000               80,881
            Ann Joo Resources Berhad                                                             692,900              346,327
        *   Antah Holding Berhad                                                                 306,000               20,471
            APM Automotive Holdings Berhad                                                        94,500               60,660
            Apollo Food Holdings Berhad                                                          198,400              117,962
        *   Arab Malaysia Corp. Berhad                                                         2,000,000              709,897
            Asas Dunia Berhad                                                                    524,700              130,836
        *   Asia Pacific Land Berhad                                                           1,349,000               99,192
            Asiatic Development Berhad                                                         2,166,500            1,002,743
        *   Avenue Assets Berhad                                                               2,401,600              347,209
            Ayer Hitam Planting Syndicate Berhad                                                  27,000               16,948
            Bandar Raya Developments Berhad                                                    1,327,800              691,530
            Batu Kawan Berhad                                                                    791,000            1,249,399
        *   Berjaya Capital Berhad                                                             1,765,900              417,928
        *   Berjaya Group Berhad                                                               3,516,900              110,807
            Berjaya Land Berhad                                                                2,688,000              579,410
            Bernas Padiberas Nasional Berhad                                                   1,391,800              625,255
            Bimb Holdings Berhad                                                               1,029,800              493,102
            Bina Darulaman Berhad                                                                118,000               39,022
            Binaik Equity Berhad                                                                 149,800               39,327
            Bolton Properties Berhad                                                             747,000              179,446
            Boustead Holdings Berhad                                                           1,782,900              820,681
            Cahya Mata Sarawak Berhad                                                          1,008,800              438,185
        *   Camerlin Group Berhad                                                                845,200              222,303
            Chemical Co. of Malaysia Berhad                                                      311,000              184,122
            Chin Teck Plantations Berhad                                                          96,800              127,458
            Choo Bee Metal Industries Berhad                                                     235,700              166,172
            Commerce Asset Holding Berhad                                                      1,104,000            1,411,330
        *   Cosway Corp. Berhad                                                                  854,100              177,640
        *   Country Heights Holdings Berhad                                                      174,000               58,563
            Courts Mammoth Berhad                                                                495,200              214,720

            Cycle & Carriage Bintang Berhad                                                      249,800              206,233
        *   Damansara Realty Berhad                                                              391,000               14,340
            Datuk Keramik Holdings Berhad                                                        127,000                3,352
            Dijaya Corp. Berhad                                                                  612,100              156,755
            Diversified Resources Berhad                                                       3,343,600            1,987,814
            DNP Holdings Berhad                                                                  166,000               29,294
        *   E&O Property Development Berhad                                                    1,766,800              322,553
            Eastern & Oriental Berhad                                                            325,000               62,357
            Eastern Pacific Industrial Corp. Berhad                                              414,400              189,490
            Edaran Otomobil Nasional Berhad                                                      809,800              708,645
            Esso Malaysia Berhad                                                                 471,200              309,893
            Europlus Berhad                                                                      278,100               45,675
        *   Faber Group Berhad                                                                   170,300               26,889
            Far East Holdings Berhad                                                             159,200              157,532
            Focal Aims Holdings Berhad                                                           424,000               45,294
            Fraser & Neave Holdings Berhad                                                       110,800              142,734
            General Corp. Berhad                                                                 564,000               77,895
            Glomac Berhad                                                                        234,200              134,169
            Gold IS Berhad                                                                       734,100              283,832
            Golden Hope Plantations Berhad                                                     3,578,300            3,840,162
        *   Golden Plus Holdings Berhad                                                          201,000              144,662
        *   Gopeng Berhad                                                                        273,900               44,357
            Grand United Holdings Berhad                                                         451,100               68,202
        *   Gula Perak Berhad                                                                    417,000              180,952
            Guthrie Ropel Berhad                                                                 191,700              189,629
            Hap Seng Consolidated Berhad                                                         662,100              433,205
            Highlands and Lowlands Berhad                                                      2,218,800            2,089,065
        *   Ho Hup Construction Co. Berhad                                                       175,100               49,734
        *   Ho Wah Genting Berhad                                                                369,000               40,228
            Hong Leong Credit Berhad                                                           1,191,937            1,453,203
            Hong Leong Industries Berhad                                                         261,000              329,419
            Hong Leong Properties Berhad                                                       2,295,741              367,975
            Hume Industries (Malaysia) Berhad                                                    270,667              355,725
            Hwang-DBS (Malaysia) Berhad                                                          654,000              285,237
            IGB Corp. Berhad                                                                   3,872,600            1,322,918
            IJM Corp. Berhad                                                                     785,800              967,535
            IJM Plantations Berhad                                                               204,400               65,058
        *   Insas Berhad                                                                       1,680,000              174,397
        *   Integrated Logistics Berhad                                                          324,000              167,134
            IOI Properties Berhad                                                                 13,600               27,714
            Island & Peninsular Berhad                                                           522,500              651,247
            Jaya Tiasa Holdings Berhad                                                           439,000              461,882
            Jerneh Asia Berhad                                                                   265,700              153,800
        *   Johan Holdings Berhad                                                                228,000               16,207
            Johor Port Berhad                                                                  1,078,200              606,042
            Johore Tenggara Oil Palm Berhad                                                      464,000              131,727
            K & N Kenanga Holdings Berhad                                                      1,454,300              313,615
            Keck Seng (Malaysia) Berhad                                                          657,500              321,694
        *   Kedah Cement Holdings Berhad                                                       1,058,307            1,571,756
        *   Kejora Harta Berhad                                                                  601,000               55,943
            Kian Joo Can Factory Berhad                                                          598,200              448,212
        *   KIG Glass Industrial Berhad                                                          260,000               15,730

            Kim Hin Industry Berhad                                                              325,900              188,400
            Kim Loong Resources Berhad                                                           113,000               40,418
            KPJ Healthcare Berhad                                                                478,600              188,826
            Kuala Lumpur Kepong Berhad                                                         1,394,500            2,527,436
        *   Kub Malaysia Berhad                                                                1,251,400              197,459
            Kulim Malaysia Berhad                                                                777,425              582,944
        *   Kumpulan Emas Berhad                                                               1,268,000              100,028
            Kwantas Corp. Berhad                                                                 123,000              166,648
        *   Land & General Berhad                                                              2,261,700              178,397
            Landmarks Berhad                                                                   1,637,000              382,290
        *   Leader Universal Holdings Berhad                                                   1,621,833              185,646
        *   Leong Hup Holdings Berhad                                                            286,000               68,438
        *   Lien Hoe Corp. Berhad                                                                654,850               53,401
            Lingui Development Berhad                                                          1,457,900              516,406
            Lion Diversified Holdings Berhad                                                   1,044,100              587,628
            Lion Industries Corp. Berhad                                                       1,851,381              929,377
            Malayan Cement Berhad                                                                 67,500               13,750
            Malayawata Steel Berhad                                                              645,100              369,922
        *   Malaysia Building Society Berhad                                                     263,000               56,253
            Malaysia Industrial Development Finance Berhad                                     3,251,000            1,111,238
            Malaysia Mining Corp. Berhad                                                       3,938,200            2,217,468
            Malaysian Airlines System Berhad                                                      80,000               94,589
            Malaysian Mosaics Berhad                                                           1,097,200              453,143
            Malaysian National Reinsurance Berhad                                                156,500              141,611
            Malaysian Plantations Berhad                                                       2,514,000            1,559,767
            Maruichi Malaysia Steel Tube Berhad                                                  479,000              275,914
            Matrix International Berhad                                                          316,000              107,230
            Matsushita Electric Co. (Malaysia) Berhad                                            160,880              435,825
            MBM Resources Berhad                                                                 349,933              221,055
        *   Meda, Inc. Berhad                                                                    650,100               47,867
            Mega First Corp. Berhad                                                              448,000              108,455
            Mentakab Rubber Co. (Malaya) Berhad                                                    1,100                  791
        *   Merge Housing Berhad                                                                  57,900               24,810
            Metro Kajang Holdings Berhad                                                         535,333              202,648
        *   Metroplex Berhad                                                                     817,000               17,202
            Mieco Chipboard Berhad                                                               228,000              161,689
        *   MTD Infraperdana Berhad                                                            2,842,600              533,472
            Muda Holdings Berhad                                                                 706,000               72,389
            Muhibbah Engineering Berhad                                                          321,600               81,863
            MUI Properties Berhad                                                              1,314,000              122,768
        *   Mulpha International Berhad                                                        5,006,400              901,664
        *   Multi-Purpose Holdings Berhad                                                      1,974,000              585,439
            Mutiara Goodyear Development Berhad                                                  247,900               67,840
            MWE Holdings Berhad                                                                  360,000               59,193
        *   Mycron Steel Berhad                                                                  119,750               45,064
        *   Naluri Berhad                                                                      2,329,400              367,513
        *   Nam Fatt Berhad                                                                      286,100               44,377
            Narra Industries Berhad                                                              154,200               68,717
            NCB Holdings Berhad                                                                1,463,300            1,046,991
            Negri Sembilan Oil Palms Berhad                                                      167,600              105,843
        *   New Straits Times Press (Malaysia) Berhad                                            735,600              808,368
            Nylex (Malaysia) Berhad                                                              109,750               20,489

            Oriental Holdings Berhad                                                           1,834,816            2,152,456
            Oriental Interest Berhad                                                             170,000               60,726
            OSK Holdings Berhad                                                                1,507,666              614,693
            OSK Property Holdings Berhad                                                         186,678               61,344
            Pacific & Orient Berhad                                                              239,300              106,951
            Pan Malaysia Cement Works Berhad                                                   1,271,800              170,496
        *   Pan Pacific Asia Berhad                                                              100,000                2,368
        *   Paracorp Berhad                                                                      252,000               12,921
            Paramount Corp. Berhad                                                               203,900              123,279
            PBA Holdings Berhad                                                                  648,400              286,588
            Pelangi Berhad                                                                     1,655,800              239,485
        *   Pernas International Holdings Berhad                                               2,030,200              366,052
            Petaling Garden Berhad                                                               636,200              264,433
            Petronas Dagangan Berhad                                                             166,400              323,959
            Phileo Allied Berhad                                                               1,545,500            1,019,595
        *   Pilecon Engineering Berhad                                                           210,000                4,400
            PJ Development Holdings Berhad                                                     1,043,900              144,372
            PK Resources Berhad                                                                   25,000                4,633
            PPB Group Berhad                                                                   1,822,033            3,162,998
        *   Premium Nutri                                                                        513,100               53,226
        *   Prime Utilities Berhad                                                                46,000               12,642
        *   Promet Berhad                                                                        140,000               10,684
            Proton Holdings Berhad                                                             1,305,500            3,126,329
            Pulai Springs Berhad                                                                 159,800               67,703
            RHB Capital Berhad                                                                 6,154,200            3,883,025
            Road Builders (Malaysia) Holdings Berhad                                             974,400              666,353
            Sapura Telecommunications Berhad                                                     155,152               65,243
            Sarawak Enterprise Corp. Berhad                                                    3,311,700            1,193,291
            Sarawak Oil Palms Berhad                                                              93,000               53,857
            SCB Developments Berhad                                                              188,000              217,631
            Scientex, Inc. Berhad                                                                116,000               62,536
            Selangor Dredging Berhad                                                             619,000               68,293
            Selangor Properties Berhad                                                         1,164,600              698,439
            Shangri-La Hotels (Malaysia) Berhad                                                  384,300              125,333
            Shell Refining Co. Federation of Malaysia Berhad                                      48,000              112,416
            SHL Consolidated Berhad                                                              561,300              237,910
        *   Silverstone Corp. Berhad                                                               8,690                  868
            Sime Darby Berhad (Malaysia)                                                         355,980              566,216
        *   Sime Engineering Services Berhad                                                     222,000               79,375
        *   South East Asia Lumber, Inc. Berhad                                                  228,800               64,948
            Southern Acids (Malaysia) Berhad                                                      44,000               20,720
            Southern Bank Berhad (Foreign)                                                     1,854,950            1,580,212
            Southern Steel Berhad                                                                443,000              259,740
            Store Corp. Berhad                                                                   124,630               84,010
            Sunrise Berhad                                                                       827,200              363,303
            Sunway City Berhad                                                                 1,225,700              545,265
        *   Sunway Holdings, Inc. Berhad                                                         394,000              129,535
        *   Suria Capital Holdings Berhad                                                      1,181,600              168,992
            Ta Enterprise Berhad                                                               4,292,200            1,015,767
            Talam Corp. Berhad                                                                   139,050               40,255
        *   Tamco Corp. Holdings Berhad                                                          219,500               21,084
            Tan Chong Motor Holdings Berhad                                                    2,220,500              969,638

            Tekala Corp. Berhad                                                                  337,700               95,029
        *   Time Dotcom Berhad                                                                 6,720,400            1,226,286
            Tiong Nam Transport Holdings Berhad                                                  171,500               57,294
            Tradewinds (Malaysia) Berhad                                                         782,900              566,349
        *   Trengganu Development & Management Berhad                                            534,400              138,065
            Tronoh Mines Malaysia Berhad                                                         508,500              378,733
            UDA Holdings Berhad                                                                  875,200              349,338
        *   UEM World Berhad                                                                   1,725,700              489,669
            UMW Holdings Berhad                                                                1,271,243            1,806,529
            Unico-Desa Plantations Berhad                                                      1,791,900              216,989
            Union Paper Holdings Berhad                                                        1,014,100              207,885
            Uniphone Telecommunications Berhad                                                   286,800               65,961
            United Malacca Rubber Estates Berhad                                                 310,800              288,094
            United Plantations Berhad                                                            341,100              452,896
        *   Utama Banking Group Berhad                                                           955,000              216,068
            VS Industry Berhad                                                                   285,500               86,307
            Warisan TC Holdings Berhad                                                           109,850               51,741
            Worldwide Holdings Berhad                                                            418,600              226,619
            WTK Holdings Berhad                                                                  282,000              444,694
            Yeo Hiap Seng (Malaysia) Berhad                                                      296,100              152,845
            YTL Corp. Berhad                                                                     946,500            1,269,904
            Yu Neh Huat Berhad                                                                   208,300               69,634
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $78,273,577)                                                                                            90,853,909
                                                                                                           ------------------
   RIGHTS/WARRANTS -- (0.0%)
        *   Kulim Malaysia Berhad Warrants 06/30/09                                              144,025               31,458
        *   Mieco Chipboard Berhad Warrants 04/21/09                                              76,000               27,800
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $2,000)                                                                                                     59,258
                                                                                                           ------------------
   TOTAL -- MALAYSIA
     (Cost $78,275,577)                                                                                            90,913,167
                                                                                                           ------------------

   TURKEY -- (7.0%)
   COMMON STOCKS -- (7.0%)
        *   Adana Cimento Sanayi Ticaret A.S.                                                130,533,878              118,411
        *   Ak Enerji A.S.                                                                   216,113,700              884,547
            Akbank T.A.S.                                                                  2,744,529,505           13,018,047
        *   Aksa                                                                             148,490,460            1,556,982
            Aksigorta A.S.                                                                   401,460,655            1,278,578
        *   Alarko Sanayii ve Ticaret A.S.                                                    40,047,992              290,956
        *   Alternatifbank A.S.                                                               92,933,793               51,270
        *   Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.                              87,865,000               79,112
        *   Anadolu Anonim Turk Sigorta Sirketi                                              450,118,800              904,614
            Anadolu Cam Sanayii A.S.                                                         561,694,217            1,747,909
        *   Ayen Enerji A.S.                                                                  52,628,000              452,119
        *   Bagfas Bandirma Gubre Fabrik                                                      11,130,000              184,463
            Bati Cimento A.S.                                                                255,022,921              516,129

        *   Bolu Cimento Sanayi A.S.                                                         290,345,704              448,618
            Borusan                                                                           98,343,000              877,349
        *   Bossa Ticaret ve Sanayi Isletmeleri A.S.                                         360,180,000              485,092
        *   Brisa Bridgestone Sanbanci Lastik San & Tic A.S.                                   9,261,000              464,759
            CIMSA A.S. (Cimento Sanayi ve Ticaret)                                           480,369,600            1,473,061
        *   Dardanel Onentas                                                                  16,183,440               12,715
        *   Dogan Sirketler Grubu Holdings A.S.                                            3,007,361,142            5,213,633
        *   Doktas Dokumculuk Ticaret ve Sanayi A.S.                                          63,360,000               87,932
        *   Eczacibasi Yapi Gere                                                             362,756,250              451,376
            Eregli Demir ve Celik Fabrikalari Turk A.S.                                    1,995,394,500            8,286,369
        *   Finansbank                                                                     3,416,061,534            3,864,369
        *   Goldas Kuyumculuk Sanayi A.S.                                                    327,200,000              377,216
            Goltas Cimento                                                                    24,412,000              237,049
        *   Gubre Fabrikalari Ticaret A.S.                                                    29,241,000               54,330
        *   Gunes Sigorta A.S.                                                               309,093,748              336,407
        *   Ihlas Holding                                                                    319,654,400              243,261
        *   Izmir Demir Celik                                                                230,946,541              573,469
            Kartonsan                                                                          1,000,000               92,733
        *   Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi ve Ticaret A.S.       414,951,000              687,701
        *   Kutahya Porslen Sanayii A.S.                                                       7,076,000              115,073
        *   Mardin Cimento                                                                    51,378,750              351,897
            Marshall Boya ve Vernik Sanayii A.S.                                              11,818,000              168,833
        *   Medya Holdings A.S. Series C                                                      33,508,000              161,400
        *   Menderes Tekstil Sanayi ve Ticaret A.S.                                          347,650,000              165,020
        *   Milpa Ticari ve Sinai Urunler Pazarlama                                           48,774,528               46,242
        *   Net Holding A.S.                                                                 123,098,207               75,421
        *   Net Turizm Ticaret ve Sanayi                                                      92,089,000               65,383
        *   Netas Northern Electric Telekomunikasyon A.S.                                     24,805,400              541,710
        *   Otobus Karoseri Sanayi A.S.                                                       98,162,368              386,896
        *   Pinar Entegre et ve Yem Sanayii A.S.                                              51,591,600               46,131
            Pinar Sut Mamulleri Sanayii A.S.                                                  58,424,850               78,833
        *   Raks Elektroniks A.S.                                                              5,859,000                5,685
        *   Sabah Yayincilik A.S.                                                             31,938,000               84,722
            Sarkuysan Elektrolitik Bakir Sanayi A.S.                                         247,799,135              328,555
        *   Sasa Suni ve Sentetik Elyat Sanayi A.S.                                        1,121,965,000            1,247,294
        *   Tat Konserve Sanayii A.S.                                                        175,295,920              331,175
        *   Tekstil Bankasi A.S.                                                             501,024,697              192,065
            Ticaret ve Sanayi A.S.                                                            27,299,993               61,382
            Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.                              156,597,250              273,165
        *   Tofas Turk Otomobil Fabrikasi A.S.                                               544,993,508            1,030,511
            Trakya Cam Sanayii A.S.                                                        1,227,824,231            3,187,670
        *   Turk Demir Dokum Fabrikalari                                                     166,949,478              410,316
            Turk Dis Ticaret Bankasi A.S.                                                  1,984,958,042            2,244,001
        *   Turk Siemens Kablo ve Elektrik Sanayi A.S.                                        39,312,000               69,226
            Turk Sise ve Cam Fabrikalari A.S.                                              2,182,218,316            5,124,095
        *   Turkiye Garanti Bankasi A.S.                                                   2,762,007,650            6,754,907
            Turkiye Is Bankasi A.S. Series C                                               1,860,440,560            8,766,399
            Ulker Gida Sanayi Ve Ticaret                                                     113,147,029              434,608
        *   Unye Cimento Sanayi ve Ticaret A.S.                                               20,978,642               22,337
            USAS (Ucak Servisi A.S.)                                                           3,420,000              100,671
        *   Vestel Elektronik Sanayi Ticaret A.S.                                            223,134,000              779,921

        *   Yapi ve Kredi Bankasi A.S.                                                     1,405,653,434            3,755,187
        *   Yatak ve Vorgan Sanayi ve Ticaret Yatas                                           18,345,600               16,030
                                                                                                           ------------------
   TOTAL -- TURKEY
     (Cost $31,842,604)                                                                                            82,773,337
                                                                                                           ------------------

   INDONESIA -- (6.3%)
   COMMON STOCKS -- (6.3%)
        *   PT Apac Centretex Corporation Tbk                                                    774,000               14,197
            PT Asahimas Flat Glass Co., Ltd.                                                   5,333,500            1,422,121
            PT Astra Agro Lestari Tbk                                                         12,738,500            4,655,616
            PT Astra Graphia Tbk                                                              18,779,000              738,745
            PT Bank Central Asia Tbk                                                           2,554,000              778,379
            PT Bank NISP Tbk                                                                  44,791,078            3,466,501
        *   PT Bank Pan Indonesia Tbk                                                        113,482,661            5,156,231
            PT Berlian Laju Tanker Tbk                                                        54,456,800            4,819,079
            PT Bhakti Investama Tbk                                                           31,933,500              956,663
        *   PT Branta Mulia Tbk                                                                  180,000               16,000
        *   PT Budi Acid Jaya Tbk                                                              6,410,000               85,297
        *   PT Charoen Pokphand Indonesia Tbk                                                 13,979,000              433,609
        *   PT Clipan Finance Indonesia Tbk                                                   12,461,000              574,203
        *   PT Davomas Adabi Tbk                                                              14,203,500            1,729,285
            PT Dynaplast Tbk                                                                   3,040,000              615,385
        *   PT Ever Shine Textile Tbk                                                         19,347,215              300,957
        *   PT Great River International                                                       1,788,000              108,740
        *   PT Hero Supermarket Tbk                                                              220,000               45,067
            PT Indorama Synthetics Tbk                                                         7,901,320              591,630
            PT International Nickel Indonesia Tbk                                              7,522,000            9,852,368
        *   PT Jaya Real Property                                                              5,189,500            1,052,241
        *   PT Karwell Indonesia                                                               1,466,500               66,807
        *   PT Kawasan Industry Jababeka Tbk                                                     534,000                7,085
            PT Komatsu Indonesia Tbk                                                           6,049,000            1,907,787
            PT Lautan Luas Tbk                                                                 7,721,000              338,490
        *   PT Lippo Karawaci Tbk                                                                170,676               34,047
            PT Matahari Putra Prima Tbk Foreign                                               12,852,500              886,591
            PT Mayorah Indah                                                                   8,497,572            1,223,186
            PT Medco Energi International Tbk                                                 31,249,000            7,186,336
        *   PT Metrodata Electronics Tbk                                                      18,582,000              174,074
        *   PT Modern Photo Tbk                                                                1,266,500               84,062
        *   PT Mutlipolar Corporation Tbk                                                      3,195,000              118,605
        *   PT Panasia Indosyntec Tbk                                                            403,200               21,840
        *   PT Panin Insurance Tbk                                                            27,086,000            1,004,039
            PT Rig Tenders Indonesia Tbk                                                       2,760,000              284,641
            PT Selamat Semp Tbk                                                               10,624,000              359,509
            PT Semen Gresik Tbk                                                                8,421,591           11,991,021
        *   PT Sinar Mas Agro Resources and Technology Tbk                                     1,688,580              581,622
            PT Summarecon Agung Tbk                                                            2,250,000              161,464
        *   PT Sunson Textile Manufacturer Tbk                                                 6,012,000               91,093
        *   PT Suparma Tbk                                                                     3,995,345               81,768
        *   PT Surya Dumai Industri Tbk                                                        5,145,000              214,375

            PT Surya Toto Indonesia                                                               46,400               28,355
            PT Tempo Scan Pacific                                                              6,466,000            6,313,906
            PT Tigaraksa Satria Tbk                                                               68,400               28,120
            PT Timah Tbk                                                                       5,855,000            1,409,160
            PT Trias Sentosa Tbk                                                              29,527,200              702,407
            PT Trimegah Sec Tbk                                                               34,298,000              702,984
            PT Tunas Ridean Tbk                                                               10,810,000              722,529
        *   PT Ultrajaya Milk Industry & Trading Co.                                          13,717,500              646,683
            PT Unggul Indah Corp. Tbk                                                            371,435               86,668
                                                                                                           -----------------
   TOTAL COMMON STOCKS
     (Cost $37,400,548)                                                                                            74,871,568
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Indonesia Rupiah                                                                                            1,057
                                                                                                           ------------------
   (Cost $1,131)
   TOTAL -- INDONESIA
     (Cost $37,401,679)                                                                                            74,872,625
                                                                                                           ------------------

   ISRAEL -- (5.7%)
   COMMON STOCKS -- (5.7%)
        *   Afcon Industries, Ltd.                                                                 2,102                7,984
            American Israeli Paper Mills, Ltd.                                                    13,563              761,052
        *   Ashtrom Properties, Ltd.                                                             171,400               66,135
        *   Azorim Investment Development & Construction Co., Ltd.                               299,403            2,410,217
            Bank Hapoalim, Ltd.                                                                3,775,700           11,007,262
            Bank Leumi Le-Israel                                                               4,836,950           11,358,181
            Bank of Jerusalem, Ltd.                                                               71,150               69,132
        *   Baran Group, Ltd.                                                                     94,200              695,272
            Blue Square Chain Stores Properties & Investments, Ltd.                               33,400              300,870
            CLAL Industries, Ltd.                                                                773,796            3,445,597
            Delta Galil Industries, Ltd.                                                          78,554              731,987
        *   Discount Mortgage Bank, Ltd.                                                           3,611              345,936
        *   Elbit Medical Imaging                                                                192,747            1,829,891
            Elco Industries (1975)                                                                11,441               44,073
            Electra Consumer                                                                      23,400              174,970
        *   Electrochemical Industries (1952), Ltd.                                               48,800                1,724
        *   Elron Electronic Industries, Ltd.                                                    202,296            2,902,441
        *   Feuchtwanger Investments 1984, Ltd.                                                   10,500                6,035
        *   First International Bank of Israel                                                   294,660            1,720,855
        *   First International Bank of Israel, Ltd.                                             434,800              535,200
        *   Formula Systems (1985), Ltd.                                                          93,700            1,428,953
        *   Formula Vision Technologies, Ltd.                                                      1,953                1,609
        *   Global Trade Centre Real Estate                                                        3,052                3,276
        *   Granite Hacarmel Investments, Ltd.                                                   142,500              211,647
            IDB Development Corp., Ltd. Series A                                                  87,522            2,281,454
            Industrial Building Corp., Ltd.                                                      408,034              452,300
            Investec Bank, Ltd.                                                                    4,400              143,475
            Israel Cold Storage & Supply Co., Ltd.                                                 7,000               30,197
        *   Israel Corp. Series A                                                                  4,000              792,648

        *   Israel Land Development Co., Ltd.                                                    234,969              625,978
            Israel Petrochemical Enterprises, Ltd.                                               253,817            1,815,589
        *   Israel Steel Mills, Ltd.                                                              97,000                  868
        *   Kardan Real Estate, Ltd.                                                               3,052                2,441
            Knafaim-Arkia Holdings, Ltd.                                                         117,857            1,556,266
        *   Koor Industries, Ltd.                                                                125,769            5,851,171
        *   Leader Holding & Investments, Ltd.                                                   113,800              150,949
        *   Liberty Properties, Ltd.                                                               3,457               23,602
            M.A.Industries, Ltd.                                                                 227,355            1,117,777
            Mehadrin, Ltd.                                                                        24,063              388,541
            Merhav-Ceramic & Building Materials Center, Ltd.                                      36,232               47,272
            Middle East Tube Co.                                                                  46,200               45,823
            Miloumor, Ltd.                                                                        26,800              110,323
        *   Minrav Holdings, Ltd.                                                                  2,000               77,903
        *   Nice Systems, Ltd.                                                                    50,930            1,442,344
        *   OCIF Investments and Development, Ltd.                                                 3,380               42,338
            Otzar Hashilton Hamekomi, Ltd.                                                         1,050               76,155
            Packer Plada, Ltd.                                                                     2,877              153,208
        *   Polgat Industries, Ltd. Series B                                                      21,900               53,889
            Property and Building Corp., Ltd.                                                      7,261              545,540
            Scitex Corp., Ltd.                                                                   365,565            1,652,295
        *   Shrem Fudim Kelner & Co., Ltd.                                                        28,100               77,364
        *   Super-Sol, Ltd. Series B                                                             688,337            1,613,360
        *   Team Computer & Systems, Ltd.                                                          7,900               84,766
        *   Union Bank of Israel, Ltd.                                                           373,011            1,256,518
            United Mizrahi Bank, Ltd.                                                          1,233,305            4,665,069
        *   Urdan Industries, Ltd.                                                               183,950               87,148
            Ytong Industries, Ltd.                                                               174,250              141,069
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $50,280,448)                                                                                            67,465,939
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Israel Shekel                                                                                               6,255
                                                                                                           ------------------
   (Cost $6,027)
   RIGHTS/WARRANTS -- (0.0%)
        *   Global Trade Centre Warrants 10/10/04                                                    183                    0
        *   GTC Warrants                                                                              91                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------
   TOTAL -- ISRAEL
     (Cost $50,286,475)                                                                                            67,472,194
                                                                                                           ------------------

   THAILAND -- (4.8%)
   COMMON STOCKS -- (4.8%)
        *   Adkinson Securities Public Co., Ltd. (Foreign)                                     1,753,500              351,501
        *   Advance Agro Public Co., Ltd. (Foreign)                                            1,587,830            1,017,323

            American Standard Sanitaryware (Thailand) Public Co. Ltd. (Foreign)                    4,150               28,011
            Bangkok Bank Public Co., Ltd.                                                        229,700              664,446
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      4,575,300            2,890,763
            Bangkok Insurance Public Co., Ltd.                                                    20,800              120,335
        *   Bangkok Land Co., Ltd. (Foreign)                                                  15,770,403              276,112
        *   Bank of Ayudhya Public Co., Ltd. (Foreign)                                        12,702,400            4,061,158
            Banpu Public Co., Ltd. (Foreign)                                                   1,172,600            4,611,850
            Big C Supercenter Public Co., Ltd. (Foreign)                                       1,274,800              608,126
            Cal-Comp Electronics (Thailand) Public Co., Ltd.                                     344,500              305,950
            Capital Nomura Securities Public Co., Ltd. (Foreign)                                 370,100              657,371
            Central Plaza Hotel Public Co., Ltd. (Foreign)                                       723,000              339,394
            Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                 15,460,340            1,388,724
            Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                              801,300              339,551
        *   Eastern Star Real Estate Public Co., Ltd. (Foreign)                                1,690,100               24,444
            Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)          859,080              697,553
        *   Finansa Public Co., Ltd.                                                              47,700               36,008
            Hana Microelectronics Public Co., Ltd.                                               935,000              465,009
            Hermraj Land & Development Public Co., Ltd.                                        2,199,700               56,932
            ICC International Public Co., Ltd.                                                 2,755,000            2,726,338
        *   Jasmine International Public Co., Ltd. (Foreign)                                   7,213,100              128,119
            Kang Yong Electric Public Co., Ltd. (Foreign)                                        236,200              389,571
        *   Kasikornbank PCL (Foreign)                                                         1,530,000            2,232,301
            KCE Electronics Public Co., Ltd. (Foreign)                                           120,000               23,750
            KGI Securities One Public Co., Ltd. (Foreign)                                      1,727,200              149,886
            Krung Thai Bank Public Co., Ltd. (Foreign)                                         7,702,100            1,758,916
        *   Krungthai Card Public Co., Ltd.                                                      170,800              101,847
            Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                                   545,800              699,388
            Loxley Public Co., Ltd. (Foreign)                                                  1,347,600              121,732
            MBK Development Public Co., Ltd.                                                     226,700              277,551
        *   Millennium Steel Public Co., Ltd.                                                  2,811,400              149,808
            Modernform Group Public Co., Ltd. (Foreign)                                           46,000               40,561
            Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                            134,300            1,070,038
        *   Nakornthai Strip Mill Public Co., Ltd.                                            10,058,100              464,495
            National Finance and Securities Public Co., Ltd. (Foreign)                         9,023,000            2,884,796
            National Petrochemical Public Co., Ltd. (Foreign)                                  2,010,600            5,356,838
        *   Natural Park Public Co., Ltd. (Foreign)                                            2,593,500               85,551
        *   Pacific Assets Public Co., Ltd. (Foreign)                                            380,000               46,283
        *   Padaeng Industry Public Co., Ltd. (Foreign)                                        1,600,800              487,430
            Quality Houses Public Co., Ltd. (Foreign)                                          6,835,400              211,601
            Regional Container Lines Public Co., Ltd.                                          6,950,000            5,334,623
            Saha Pathana Inter-Holding Public Co., Ltd.                                        3,316,000            1,169,561
            Saha Pathanapibul Public Co., Ltd. (Foreign)                                       1,367,000              383,287
            Saha-Union Public Co., Ltd. (Foreign)                                              3,025,300            1,381,766
            Sansiri Public Co., Ltd.                                                             562,300               46,799
            Shinawatra Satellite Public Co., Ltd. (Foreign)                                      282,200              126,743
            Siam Commercial Bank Public Co., Ltd. (Foreign)                                    1,137,800            1,457,978
            Siam Food Products Public Co., Ltd. (Foreign)                                         97,100              192,180
            Siam Industrial Credit Public Co., Ltd.                                            4,055,050              632,798
            Siam Makro Public Co., Ltd. (Foreign)                                                 77,200               99,904
        *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)                            839               70,254

            Supalai (Forign)                                                                     456,500               32,665
            Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                                  290,000              145,699
            Thai Rayon Public Co., Ltd.                                                           16,500              145,699
            Thai Rung Union Car Public Co., Ltd. (Foreign)                                     5,386,250            1,530,728
        *   Tipco Asphalt Public Co., Ltd. (Foreign)                                              43,600               26,552
        *   TPI Polene Public Co., Ltd. (Foreign)                                              3,890,162            2,739,203
        *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                                       1,987,600               96,833
        *   Tycoons Worldwide Group Public Co., Ltd.                                             703,300              215,933
        *   United Communication Industry Public Co., Ltd. (Foreign)                             864,400            1,469,546
        *   Vinythai Public Co., Ltd. (Foreign)                                                1,988,317              585,244
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $29,044,407)                                                                                            56,231,356
                                                                                                           ------------------
   RIGHTS/WARRANTS -- (0.0%)
        *   Bangkok Land (Foreign) Warrants 2006                                               3,987,330                    0
        *   Eastern Water Resources Develpoment & Management Public Co., Ltd. (Foreign)
            Warrants 11/02/04                                                                    229,088                    0
        *   Modernform Group Public Co., Ltd. Warrants 11/30/07                                    4,600                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------
   TOTAL -- THAILAND
     (Cost $29,044,407)                                                                                            56,231,356
                                                                                                           ------------------

   HUNGARY -- (3.1%)
   COMMON STOCKS -- (3.1%)
        *   Danubius Hotel & Spa RT                                                              172,246            5,047,225
            Egis RT                                                                               80,537            4,674,703
        *   Fotex First Hungarian-American Photo Service Co.                                   2,356,737            1,827,776
        *   Globus Konzervipari RT                                                               349,690            1,141,126
            Magyar Olay-Es Gazipari RT                                                           183,209           12,377,521
        *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                                   100,770              520,419
        *   North American Business Industries RT                                                121,832              291,234
        *   Pannonplast P.L.C.                                                                   138,882              918,067
        *   Raba Hungarian Railway Carriage & Machine Works                                      482,083            1,673,538
        *   Synergon Information Systems Ltd., Budapest                                          247,161              445,783
        *   Tiszai Vegyi Kombinat RT                                                             253,242            7,190,453
                                                                                                           ------------------
   TOTAL -- HUNGARY
     (Cost $23,732,647)                                                                                            36,107,845
                                                                                                           ------------------

   CHILE -- (3.0%)
   COMMON STOCKS -- (3.0%)
            Banco de Credito e Inversiones SA Series A                                            54,733            1,181,656
            Banmedica SA                                                                         347,000              224,156
            CAP SA (Compania de Aceros del Pacifico)                                             199,310            1,717,810
            Cementos Bio-Bio S.A.                                                                 62,327              156,811

            Cervecerias Unidas SA                                                                143,000              724,420
            Consumidores de Gas de Santiago SA                                                   103,000              548,049
            COPEC (Cia de Petroleos de Chile)                                                    947,488            7,489,705
            Cristalerias de Chile SA                                                              14,500              149,745
            CTI SA (Cia Tecno Industrial)                                                      4,900,000              101,707
            Empresa Nacional de Electricidad SA                                                2,479,503            1,374,106
            Empresa Nacional de Telecomunicaciones SA                                             86,880              635,077
            Empresas CMPC SA                                                                     286,547            6,575,602
        *   Empresas Iansa SA                                                                  4,994,997              241,152
        *   Enersis SA                                                                        11,284,592            1,699,643
            Industrias Forestales Inforsa SA                                                   2,387,597              572,293
            Inversiones Frimetal SA                                                            4,900,000                    0
        *   Madeco Manufacturera de Cobre SA                                                   1,450,969              148,735
            Maderas y Sinteticos SA                                                            1,414,095              901,463
            Minera Valparaiso SA                                                                   7,500               97,535
            Parque Arauco S.A.                                                                   543,207              280,722
            Sociedad Industrial Pizarreno SA                                                      63,000              155,827
            Sociedad Quimica y Minera de Chile SA Series A                                        43,364              261,695
            Sociedad Quimica y Minera de Chile SA Series B                                       945,090            5,751,674
            Soquimic Comercial SA                                                                150,000               73,948
            Sud Americana de Vapores SA                                                          410,000              944,411
            Telecomunicaciones de Chile SA Series A                                              477,600            1,274,683
            Telecomunicaciones de Chile SA Series B                                              372,166              917,366
            Vina de Concha y Toro SA                                                             350,000              520,600
            Vina San Pedro SA                                                                  4,500,000               48,959
            Vina Sta Carolina SA Series A                                                        163,489              110,336
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $19,296,477)                                                                                            34,879,886
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Chilean Pesos                                                                                              22,521
                                                                                                           ------------------
   (Cost $22,286)
   TOTAL -- CHILE
     (Cost $19,318,763)                                                                                            34,902,407
                                                                                                           ------------------

   POLAND -- (2.7%)
   COMMON STOCKS -- (2.7%)
        *   Amica Wronki SA                                                                      174,355            1,938,420
        *   Bank Ochrony Srodowiska SA                                                             4,447               66,451
            Bank Przemyslowo Handlowy Pbk                                                          9,050            1,293,510
            Bank Zackodni Wbk SA                                                                  31,975              886,867
        *   Big Bank Gdanski SA                                                                2,628,365            2,613,046
        *   Budimex SA                                                                            74,631            1,011,471
            Debica SA                                                                             13,100              416,588
        *   Huta Ferrum SA                                                                         4,233               11,162
        *   Impexmetal SA                                                                        241,068            3,824,727
        *   Kredyt Bank SA                                                                       959,329            2,591,723
            Lentex SA                                                                            104,119              827,453
        *   Mostostal Export SA                                                                  654,595              287,661

        *   Mostostal Warszawa SA                                                                183,300              354,655
        *   Mostostal Zabrze Holding SA                                                          140,376               33,489
        *   Netia Holdings SA                                                                    778,057            1,088,115
            Orbis SA                                                                             561,018            4,264,844
            Polifarb Cieszyn Wroclaw SA                                                          929,467            2,274,921
            Polski Koncern Naftowy Orlen S.A.                                                    402,322            4,782,623
            Przedsiebiorstwo Farmaceutyczne JELFA SA                                             139,333            2,356,191
        *   Raciborska Fabryka Kotlow SA                                                         291,972            1,210,917
        *   Stalexport SA                                                                        117,513               99,720
        *   Ster-Projekt SA                                                                       10,577               20,490
                                                                                                           ------------------
   TOTAL -- POLAND
     (Cost $23,766,828)                                                                                            32,255,044
                                                                                                           ------------------

   ARGENTINA -- (2.2%)
   COMMON STOCKS -- (2.2%)
        *   Acindar Industria Argentina de Aceros SA Series B                                  2,261,067            3,224,294
        *   Alpargatas SA Industrial y Comercial                                                   6,363                3,011
            Banco del Sud Sociedad Anonima Series B                                              310,563              335,897
        *   Banco Frances del Rio de la Plata SA                                                 353,379              668,860
        *   Banco Suquia SA                                                                      327,868               52,242
        *   Capex SA Series A                                                                    131,575              199,062
        *   Celulosa Argentina SA Series B                                                        10,843                9,040
        *   Central Costanera SA Series B                                                        261,000              329,340
        *   Central Puerto SA Series B                                                           161,000               82,921
            Cresud SA Comercial Industrial Financiera y Agropecuaria                             535,252              749,489
            DYCASA SA (Dragados y Construcciones Argentina) Series B                              55,000               44,261
        *   Garovaglio y Zorraquin SA                                                             65,800                9,002
        *   Grupo Financiero Galicia SA Series B                                               2,067,935            1,431,175
        *   IRSA Inversiones y Representaciones SA                                             1,257,197            1,214,065
        *   Juan Minetti SA                                                                      806,693              877,693
            Ledesma S.A.A.I.                                                                     885,405              547,218
        *   Metrogas SA Series B                                                                 176,000               64,019
        *   Molinos Rio de la Plata SA Series B                                                  541,214              740,415
        *   Polledo SA Industrial y Constructora y Financiera                                     50,000                8,369
        *   Renault Argentina SA                                                               2,501,957              491,278
            Siderar SAIC Series A                                                                645,512            3,896,037
        *   Sol Petroleo SA                                                                      173,000               26,730
            Solvay Indupa S.A.I.C.                                                             1,334,322            1,374,447
        *   Telecom Argentina Stet-France SA Series B                                            476,600              972,659
            Tenaris SA                                                                         1,660,259            7,936,331
        *   Transportadora de Gas del Sur SA Series B                                            660,500              644,218
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $19,009,343)                                                                                            25,932,073
                                                                                                           ------------------
   RIGHTS/WARRANTS -- (0.0%)
        *   BBVA Banco Frances Rights 11/17/04                                                   237,500               52,751
                                                                                                           ------------------
   (Cost $0)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Argentine Peso                                                                                              3,417
                                                                                                           ------------------
   (Cost $3,426)
   TOTAL -- ARGENTINA
     (Cost $19,012,769)                                                                                            25,988,241
                                                                                                           ------------------

   PHILIPPINES -- (2.2%)
   COMMON STOCKS -- (2.2%)
            Aboitiz Equity Ventures, Inc.                                                      5,782,000              334,134
            Alaska Milk Corp.                                                                  7,953,000              417,586
        *   Alsons Consolidated Resources, Inc.                                               16,904,000               96,251
            Bacnotan Consolidated Industries, Inc.                                             1,696,970              479,349
        *   Belle Corp.                                                                       30,800,000              328,624
        *   Cebu Holdings, Inc.                                                                7,763,250               69,353
        *   Digital Telecommunications (Philippines), Inc.                                   131,630,000            4,440,325
        *   Equitable PCI Bank, Inc.                                                           2,841,900            2,606,839
        *   Fil-Estate Land, Inc.                                                              3,196,340               28,360
        *   Filinvest Development Corp.                                                        5,283,500               92,601
        *   Filinvest Land, Inc.                                                             151,904,100            2,915,224
        *   Filipina Water Bottling Corp.                                                      5,471,786                    0
        *   First E-Bank Corp.                                                                   409,000                8,102
            Keppel Philippines Marine, Inc.                                                    9,725,165               58,836
        *   Kuok Philippine Properties, Inc.                                                   4,300,000               15,376
        *   Megaworld Properties & Holdings, Inc.                                            179,870,000            4,022,193
            Metro Bank and Trust Co.                                                             349,020              180,253
        *   Mondragon International Philippines, Inc.                                          2,464,000                5,480
            Petron Corp.                                                                      15,160,000              889,677
        *   Philippine National Bank                                                           3,619,900            1,464,313
        *   Philippine National Construction Corp.                                               398,900               26,262
        *   Philippine Realty & Holdings Corp.                                                20,930,000               89,381
            Philippine Savings Bank                                                            1,095,390              555,491
        *   Prime Orion Philippines, Inc.                                                     14,400,000               43,308
        *   RFM Corp.                                                                          2,488,200               30,665
            Robinson's Land Corp. Series B                                                    16,019,000              701,332
            Security Bank Corp.                                                                2,713,200            1,305,478
            SM Development Corp.                                                              21,996,400              562,189
        *   Solid Group, Inc.                                                                 19,668,000              139,424
            Soriano (A.) Corp.                                                                20,195,000              567,058
            Union Bank of the Philippines                                                        547,400              223,935
            Universal Robina Corp.                                                            16,140,300            2,868,555
        *   Urban Bank, Inc.                                                                      14,950                  122
                                                                                                           ------------------
   TOTAL -- PHILIPPINES
     (Cost $28,352,716)                                                                                            25,566,076
                                                                                                           ------------------

   CZECH REPUBLIC -- (0.8%)
   COMMON STOCKS -- (0.8%)
            Ceske Telecom A.S.                                                                   185,201            2,772,440

            CEZ A.S.                                                                             491,462            7,088,714
                                                                                                           ------------------
   TOTAL -- CZECH REPUBLIC
     (Cost $7,263,981)                                                                                              9,861,154
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.0%)
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Euro Currency                                                                                                 549
                                                                                                           ------------------
   (Cost $372)

                                                                                               FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                                (000)
   TEMPORARY CASH INVESTMENTS -- (0.6%)
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
            (Collateralized by $6,920,000 FNMA Notes 2.95%, 11/14/07, valued at
            $6,929,709) to be repurchased at $6,834,357                                            6,834            6,834,000
                                                                                                           ------------------
   (Cost $6,834,000)
TOTAL INVESTMENTS - (100.0%)
  (Cost $742,067,139)                                                                                      $    1,178,009,783
                                                                                                           ------------------

----------
+      Securities have been fair valued. See Note B to Financial Statements.
*      Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $742,067)                                            $  1,178,010
Cash                                                                                       9
Receivables:
   Investment Securities Sold                                                            779
   Dividends and Interest                                                              1,530
   Fund Shares Sold                                                                    1,391
                                                                                ------------
      Total Assets                                                                 1,181,719
                                                                                ------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                       522
   Fund Shares Redeemed                                                                3,520
   Due to Advisor                                                                         93
Deferred Thailand Capital Gains Tax                                                    4,368
Deferred Chilean Repatriation Tax                                                         17
Accrued Expenses and Other Liabilities                                                   249
                                                                                ------------
      Total Liabilities                                                                8,769
                                                                                ------------
NET ASSETS applicable to 42,541,317 shares outstanding $0.01 par value shares
   (Authorized 200,000,000 shares)                                              $  1,172,950
                                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                        $      27.57
                                                                                ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                 $    717,020
Accumulated Net Investment Income (Loss)                                               3,225
Accumulated Net Realized Gain (Loss)                                                  22,438
Accumulated Net Realized Foreign Exchange Gain (Loss)                                 (1,330)
Unrealized Appreciation (Depreciation) from Investment Securities and Foreign
   Currency Transactions                                                             435,943
Unrealized Net Foreign Exchange Gain (Loss)                                               22
Deferred Thailand Capital Gains Tax                                                   (4,368)
                                                                                ------------
      Total Net Assets                                                          $  1,172,950
                                                                                ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,034)                          $     22,565
   Interest                                                                              141
                                                                                ------------
          Total Investment Income                                                     22,706
                                                                                ------------
EXPENSES
   Investment Advisory Services                                                          852
   Accounting & Transfer Agent Fees                                                      692
   Custodian Fees                                                                      1,095
   Legal Fees                                                                             42
   Audit Fees                                                                             31
   Shareholders' Reports                                                                  75
   Directors' Fees and Expenses                                                            6
   Other                                                                                  68
                                                                                ------------
          Total Expenses                                                               2,861
                                                                                ------------
   NET INVESTMENT INCOME (LOSS)                                                       19,845
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                             26,764
   Net Realized Gain (Loss) on Foreign Currency Transactions                          (1,330)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                     294,842
      Translation of Foreign Currency Denominated Amounts                                 36
   Deferred Thailand Capital Gains Tax                                                 1,032
                                                                                ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                     321,344
                                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $    341,189
                                                                                ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                YEAR           YEAR
                                                                               ENDED          ENDED
                                                                              NOV. 30,       NOV. 30,
                                                                                2004           2003
                                                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                             $     19,845   $      9,519
   Net Realized Gain (Loss) on Investment Securities Sold                         26,764          9,445
   Net Realized Gain (Loss) on Foreign Currency Transactions                      (1,330)          (301)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                 294,842        164,617
      Translation of Foreign Currency Denominated Amounts                             36            (93)
   Deferred Thailand Capital Gains Tax                                             1,032         (3,793)
                                                                            ------------   ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations        341,189        179,394
                                                                            ------------   ------------
Distributions From:
   Net Investment Income                                                         (15,246)       (10,213)
   Net Long-Term Gains                                                            (6,727)            --
                                                                            ------------   ------------
          Total Distributions                                                    (21,973)       (10,213)
                                                                            ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                                 283,404        187,083
   Shares Issued in Lieu of Cash Distributions                                    19,331         10,213
   Shares Redeemed                                                               (66,724)       (94,351)
                                                                            ------------   ------------
          Net Increase (Decrease) from Capital Share Transactions                236,011        102,945
                                                                            ------------   ------------
          Total Increase (Decrease)                                              555,227        272,126

NET ASSETS
   Beginning of Period                                                           617,723        345,597
                                                                            ------------   ------------
   End of Period                                                            $  1,172,950   $    617,723
                                                                            ============   ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                               12,545         11,549
      Shares Issued in Lieu of Cash Distributions                                    905            597
      Shares Redeemed                                                             (3,000)        (7,037)
                                                                            ------------   ------------
                                                                                  10,450          5,109
                                                                            ============   ============

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period                 $      19.25    $      12.81    $      12.28    $      14.14    $      20.88
                                                     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.62            0.33            0.23            0.38            0.19
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                        8.32            6.45            0.83           (0.92)          (5.75)
                                                     ------------    ------------    ------------    ------------    ------------
      Total from Investment Operations                       8.94            6.78            1.06           (0.54)          (5.56)
                                                     ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.41)          (0.34)          (0.32)          (0.33)          (0.16)
   Net Realized Gains                                       (0.21)             --           (0.21)          (0.99)          (1.02)
                                                     ------------    ------------    ------------    ------------    ------------
      Total Distributions                                   (0.62)          (0.34)          (0.53)          (1.32)          (1.18)
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                       $      27.57    $      19.25    $      12.81    $      12.28    $      14.14
                                                     ============    ============    ============    ============    ============
Total Investment Return                                     47.38%          53.30%           8.79%          (4.34)%        (28.02)%

Net Assets, End of Period (thousands)                $  1,172,950    $    617,723    $    345,597    $    279,096    $    295,276
Ratio of Expenses to Average Net Assets                      0.34%           0.42%           0.40%           0.52%           0.54%
Ratio of Net Investment Income to Average Net
   Assets                                                    2.29%           2.39%           1.67%           3.16%           1.46%
Portfolio Turnover Rate                                         8%             10%             15%             19%             19%

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

     The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

     5. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $13,700.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

     The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2004, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases                                                            $   307,963
Sales                                                                     65,388

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E. FEDERAL INCOME TAXES:

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gains, and undistributed net investment income as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                       INCREASE        INCREASE
                      (DECREASE)      (DECREASE)
                     ACCUMULATED    UNDISTRIBUTED
                     NET REALIZED   NET INVESTMENT
                         GAINS          INCOME
                     ------------   --------------
                     $     (1,396)  $        1,396

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                   ORDINARY
                                                  INCOME AND
                                                  SHORT-TERM   LONG-TERM
                                                     GAINS    CAPITAL GAIN      TOTAL
                                                  ----------  ------------    ---------
2004                                              $   15,246  $    6,727      $  21,973
2003                                                  10,213          --         10,213

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                      TOTAL NET
                                                     DISTRIBUTABLE
                   UNDISTRIBUTED   UNDISTRIBUTED       EARNINGS
                   NET INVESTMENT   NET REALIZED     (ACCUMULATED
                       INCOME      CAPITAL GAINS       LOSSES)
                   --------------  -------------     ------------
                   $        5,282  $      24,032     $     29,314

      Certain of the Funds's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, of $1,967,765 and $2,725,434, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

      At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each the Fund, at November 30, 2004 were as follows (amounts in thousands):

                                                                                  NET
                                                                               UNREALIZED
                                    FEDERAL      UNREALIZED     UNREALIZED   APPRECIATION/
                                    TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                   ----------   ------------   ------------  --------------
                                   $  747,035   $    482,228   $    (51,253) $      430,975

F. LINE OF CREDIT:

     The Fund together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Fund under the line of credit during the year ended November 30, 2004.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE           OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------------------------------------------------------------------------------------------------------
                                       DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides   DFAITC - since 1993     75 portfolios in 4     Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG    DFAIDG - since 1983     investment companies   of Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1993
1101 E.58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of  DFAITC - since 1993     75 portfolios in 4     Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.       DFAIDG - since 1986     investment companies   Professor of Economics, Graduate School of
Trustee of DFAITC.         DIG - since 1993                               Business, University of Chicago. Senior
1101 E.58th Street         DEM - since 1993                               Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                         strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                    President, Cardean University (division of
                                                                          UNext.com). Member of the Boards of Milwaukee
                                                                          Mutual Insurance Company and UNext.com. Formerly,
                                                                          Trustee, First Prairie Funds (registered
                                                                          investment company). Trustee, Harbor Fund
                                                                          (registered investment company) (13 Portfolios).

   NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE           OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993     75 portfolios in 4     Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981     investment companies   Management. Director, BIRR Portfolio Analysis,
and DEM.                   DIG - since 1993                               Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.         DEM - since 1993                               Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                 publishing and consulting). Partner, Zebra Capital
P.O. Box 208200                                                           Management, LLC (hedge fund manager). Formerly,
New Haven, CT                                                             Director, Hospital Fund, Inc. (investment
06520-8200                                                                management services).
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003    75 portfolios in 4     John and Natty McArthur University Professor,
Director of DFAIDG, DIG    DFA IDG - since 2003    investment companies   Graduate School of Business Administration,
and DEM.                   DFA DIG - since 2003                           Harvard University (since 1998). George Fisher
Trustee of DFAITC.         DEM - since 2003                               Baker Professor of Business Administration,
Harvard Business School                                                   Graduate School of Business Administration,
397 Morgan Hall                                                           Harvard University (1988-1998), Co-founder, Chief
Soldiers Field                                                            Science Officer, Integrated Finance Limited (since
Boston, MA 02163                                                          2002). Director, MF Risk, Inc. (risk managemetnt
Date of Birth: 7/31/44                                                    software) (since 2001). Director, Peninsula Banking
                                                                          Group (bank) (since 2003). Director, Community
                                                                          First Financial Group (bank holding company)
                                                                          (since 2003). Formerly, Co-Founder and Principal,
                                                                          Long-Term Capital Management. Director, Vical
                                                                          Incorporated (biopharamceutical product
                                                                          development).

Myron S. Scholes           DFAITC - since 1993     75 portfolios in 4     Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG    DFAIDG - since 1981     investment companies   Stanford University. Managing Partner, Oak Hill
and DEM.                   DIG - since 1993                               Capital Management (private equity firm). Chairman,
Trustee of DFAITC.         DEM - since 1993                               Oak Hill Platinum Partners (hedge fund). Director,
Oak Hill Capital                                                          Chicago Mercantile Exchange. Consultant, Arbor
Management, Inc.                                                          Investors. Formerly, Director, Smith Breeden
2775 Sand Hill Rd.                                                        Family of Funds. Director, American Century Fund
Suite 220                                                                 Complex (registered investment companies) (38
Menlo Park, CA 94025                                                      Portfolios); and Director, Chicago Mercantile
Date of Birth: 7/01/41                                                    Exchange Holdings Inc..

Abbie J. Smith             DFAITC - since 2000     75 portfolios in 4     Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000     investment companies   Graduate School of Business, University of
and DEM.                   DIG - since 2000                               Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.         DEM - since 2000                               Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                               Industries Inc. (office furniture) and Director,
University of Chicago                                                     Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                   INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993     75 portfolios in 4     Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief  DFAIDG - since 1981     investment companies   Investment Officer and President of Dimensional
Executive Officer, Chief   DIG - since 1992                               Fund Advisors Inc., DFA Securities Inc., DFAIDG,
Investment Officer and     DEM - since 1993                               DIG and DEM. Chairman, Trustee, Chief Executive
President of DFAIDG, DIG                                                  Officer, Chief Investment Officer and President of
and DEM. Chairman,                                                        DFAITC. Director of Dimensional Fund Advisors Ltd.
Trustee, Chief Executive                                                  and formerly Chief Investment Officer. Director,
Officer, Chief Investment                                                 Chief Investment Officer and President of DFA
Officer and President of                                                  Australia Ltd. Formerly, Director of Dimensional
DFAITC.                                                                   Funds PLC. Chairman, Director, Chief Executive
1299 Ocean Avenue                                                         Officer and Chief Investment Officer of
Santa Monica, CA 90401                                                    Dimensional Fund Advisors Canada Inc. (All Chief
Date of Birth: 12/02/46                                                   Investment Officer positions held starting
                                                                          1/1/2003 except for Dimensional Fund Advisors
                                                                          Canada Inc., which was from 6/17/2003.)

                                                                          Limited Partner, Oak Hill Partners. Director,
                                                                          University of Chicago Business School. Formerly,
                                                                          Director, SA Funds (registered investment
                                                                          company). Formerly Director, Assented Corporation
                                                                          (investment management) (until 2002).

   NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE           OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*        DFAITC - since 1993     75 portfolios in 4     Chairman and Director (and prior to 1/1/2003,
Chairman and Director of   DFAIDG - since 1981     investment companies   Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.       DIG - since 1992                               Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of    DEM - since 1993                               and DEM. Chairman, Trustee (and prior to 1/1/2003,
DFAITC.                                                                   Chief Investment Officer) of DFAITC. Director and
1299 Ocean Avenue                                                         formerly President of Dimensional Fund Advisors
Santa Monica, CA 90401                                                    Ltd. Director (and prior to 1/1/2003, Chief
Date of Birth: 9/07/44                                                    Investment Officer) of DFA Australia Ltd. Director
                                                                          of Dimensional Funds PLC and Dimensional Fund
                                                                          Advisors Canada Inc.

                                                                          Trustee, St. Louis University. Life Trustee and
                                                                          Member of Investment Committee, DePaul University.
                                                                          Director, The German St. Vincent Orphan Home.
                                                                          Member of Investment Committee, Archdiocese of
                                                                          St. Louis.

 (1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

 (2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

   * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

  ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
                                                            OFFICERS
Arthur H. Barlow                      Since 1993      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 11/7/55                                Dimensional Fund Advisors Ltd.

Valerie A. Brown                      Since 2001      Vice President and Assistant Secretary of all the
Vice President and Assistant                          DFA Entities, DFA Australia Limited, Dimensional
Secretary                                             Fund Advisors Ltd., and since June 2003,
Date of Birth: 1/24/67                                Dimensional Fund Advisors Canada Inc. Prior to
                                                      April 2001, legal counsel for Dimensional (since
                                                      March 2000). Associate, Jones, Day, Reavis & Pogue
                                                      from October 1991 to February 2000.

Stephen A. Clark                      Since 2004      Vice President of all the DFA Entities. April 2001
Vice President                                        to April 2004, Portfolio Manager of Dimensional.
Date of Birth: 8/20/72                                Formerly, Graduate Student at the University of
                                                      Chicago (Septempter 2000 to March 2001); and
                                                      Associate of US Bancorp Piper Jaffrey
                                                      (September 1999 to Spetember 2000).

Truman A. Clark                       Since 1996      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 4/8/41                                 Dimensional Fund Advisors Ltd.

Christopher S. Crossan                Since 2004      Vice President of all the DFA Entities. Formerly,
Vice President                                        Senior Compliance Officer, INVESCO Institutional,
Date of Birth: 12/21/65                               Inc. and its affiliates (August 2000 to
                                                      January 2004); Brach Chief, Investment Company and
                                                      Invesment Advisor Inspections, Securities and
                                                      Exchange Commission (April 1994 to August 2000).

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
James L. Davis                        Since 1999      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 11/29/56                               Dimensional Fund Advisors Ltd. Formerly at Kansas
                                                      State University, Arthur Andersen & Co., and
                                                      Phillips Petroleum Co.

Robert T. Deere                       Since 1994      Vice President of all the DFA Entities and DFA
Vice President                                        Australia Limited. Formerly, Vice President of
Date of Birth: 10/8/57                                Dimensional Fund Advisors Ltd.

Robert W. Dintzner                    Since 2001      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited. Prior to
Date of Birth: 3/18/70                                April 2001, marketing supervisor and marketing
                                                      coordinator for Dimensional.

Richard A. Eustice                    Since 1998      Vice President and Assistant Secretary of all the
Vice President and Assistant                          DFA Entities and DFA Australia Limited. Formerly,
Secretary                                             Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                   Since 1993      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 1/21/61                                Dimensional Fund Advisors Ltd.

Robert M. Fezekas                     Since 2001      Vice President of all the DFA Entities. Prior to
Vice President                                        December 2001, Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                       Since 2004      Vice President of all DFA Entities. Prior to
Vice President                                        April 2004, institutional client service
Date of Birth: 8/2/68                                 representative of Dimensional.

Gretchen A. Flicker                   Since 2004      Vice President of all DFA Entities. Prior to
Vice President                                        April 2004, institutional client service
Date of Birth: 6/9/71                                 representative of Dimensional.

Glenn S. Freed                        Since 2001      Vice President of all the DFA Entities. Formerly,
Vice President                                        Professor and Associate Dean of the Leventhal
Date of Birth: 11/24/61                               School of Accounting (September 1998 to August 2001)
                                                      and Academic Director Master of Business Taxation
                                                      Program (June 1996 to August 2001) at the University
                                                      of Southern California Marshall School of Business.

Henry F. Gray                         Since 2000      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited. Prior to
Date of Birth: 9/22/67                                July 2000, Portfolio Manager.

Kamyab Hashemi-Nejad                  Since 1997      Vice President, Controller and Assistant Treasurer
Vice President, Controller and                        of all the DFA Entities, DFA Australia Limited,
Assistant Treasurer                                   and Dimensional Fund Advisors Ltd. Formerly,
Date of Birth: 1/22/61                                Assistant Secretary of Dimensional Fund Advisors
                                                      Ltd..

Christine W. Ho                       Since 2004      Vice President of all DFA Entities. Prior to
Vice President                                        April 2004, Assistant Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                          Since 2004      Vice President of all DFA Entities. Prior to
Vice President                                        April 2004, counsel of Dimensional. Formerly, an
Date of Birth: 11/8/73                                Associate at Gibson, Dunn & Crutcher LLP
                                                      (September 1997 to August 2001).

Patrick Keating                       Since 2003      Vice President of all the DFA Entities and
Vice President                                        Dimensional Fund Advisors Canada Inc. Formerly,
Date of Birth: 12/21/54                               Director, President and Chief Executive Officer,
                                                      Assante Asset Management, Inc. (October 2000 to
                                                      December 2002); Director, Assante Capital Management
                                                      (October 2000 to December 2002); President and Chief
                                                      Executive Officer, Assante Capital Management
                                                      (October 2000 to April 2001); Executive Vice
                                                      President, Assante Corporation (May 2001 to
                                                      December 2002); Director, Assante Asset Management
                                                      Ltd. (September 1997 to December 2002); President and
                                                      Chief Executive Officer, Assante Asset Management
                                                      Ltd. (September 1998 to May 2001); Executive Vice
                                                      President, Loring Ward (financial services
                                                      company) (January 1996 to September 1998).

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                    Since 2004      Vice President of all the DFA Entities. From
Vice President                                        April 2001 to April 2004, Portfolio Manager for
Date of Birth: 11/7/71                                Dimensional. Formerly, a trader at Lincoln Capital
                                                      Fixed Income Management (formerly Lincoln Capital
                                                      Management Company).

Heather H. Mathews                    Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, Portfolio Manager for Dimensional Fund
Date of Birth: 12/12/69                               Advisors Inc. Formerly, Graduate Student at
                                                      Harvard University (August 1998 to June 2000).

David M. New                          Since 2003      Vice President of all the DFA Entities. Formerly,
Vice President                                        Client Service Manager of Dimensional. Formerly,
Date of Birth: 2/9/60                                 Director of Research, Wurts and Associates
                                                      (investment consulting firm) (December 2000 to
                                                      June 2002); and President, Kobe Investment Research
                                                      (August 1999 to November 2000).

Catherine L. Newell                 Vice President    Vice President and Secretary of all the DFA
Vice President and Secretary          since 1997      Entities. Vice President and Assistant Secretary
Date of Birth: 5/7/64                and Secretary    of DFA Australia Limited (since February 2002,
                                      since 2000      April 1997 and May 2002, respectively). Vice
                                                      President and Secretary of Dimensional Fund
                                                      Advisors Canada Inc. (since June 2003). Director,
                                                      Dimensional Funds plc (since January 2002).
                                                      Formerly, Assistant Secretary of all DFA Entities
                                                      and Dimensional Fund Advisors Ltd.

David A. Plecha                       Since 1993      Vice President of all the DFA Entities, DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors
Date of Birth: 10/26/61                               Ltd..

Edwardo A. Repetto                    Since 2002      Vice President of all the DFA Entities. Formerly,
Vice President                                        Research Associate for Dimensional (June 2000 to
Date of Birth: 1/28/67                                April 2002). Formerly, Research Scientist
                                                      (August 1998 to June 2000), California Institute of
                                                      Technology.

Michael T. Scardina                   Since 1993      Vice President, Chief Financial Officer and
Vice President, Chief Financial                       Treasurer of all the DFA Entities, DFA Australia
Officer and Treasurer                                 Limited and Dimensional Fund Advisors Ltd., and
Date of Birth: 10/12/55                               since June 2003, Dimensional Fund Advisors Canada
                                                      Inc. Director, Dimensional Fund Advisors
                                                      Ltd. (since February 2002) and Dimensional Funds,
                                                      plc (January 2002).

David E. Schneider                    Since 2001      Vice President of all the DFA Entities. Prior to
Vice President                                        2001, Regional Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                     Since 2001      Vice President of all the DFA Entities. Director
Vice President                                        of Dimensional Fund Advisors, Ltd. Formerly, Vice
Santa Monica, CA                                      President of DFA Australia Limited. Formerly,
Date of Birth: 8/24/54                                Director of Dimensional Funds plc. Formerly,
                                                      Managing Principal, Payden & Rygel Investment
                                                      Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*         Since 1988      Executive Vice President of all the DFA Entities
Executive Vice President                              and DFA Australia Limited. Vice President
Santa Monica, CA                                      (formerly, Executive Vice President) of Dimensional
Date of Birth: 12/2/46                                Fund Advisors Ltd. (since January 2003) and
                                                      Dimensional Fund Advisor Canada Inc. (since June
                                                      2003).


Grady M. Smith                        Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, Portfolio Manager of Dimensional.
Date of Birth: 5/26/56                                Formerly, Principal of William M. Mercer,
                                                      Incorporated (July 1995 to June 2001).

Carl G. Snyder                        Since 2000      Vice President of all the DFA Entities. Prior to
Vice President                                        July 2000, Portfolio Manager of Dimensional.
Santa Monica, CA                                      Formerly, Vice President of DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                    Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, institutional client service
Date of Birth: 11/10/47                               representative of Dimensional.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Bradley G. Steiman                    Since 2004      Vice President of all the DFA Entities and
Vice President                                        Dimensional Fund Advisors Canada Inc. (since
Date of Birth: 3/25/73                                June 2003). Prior to April 2002, Regional Director of
                                                      Dimensional. Formerly, Vice President and General
                                                      Manager of Assante Global Advisors (July 2000 to
                                                      April 2002); Vice President of Assante Asset
                                                      Management Inc. (March 2000 to July 2000); and
                                                      Private Client Manager at Loring Ward Investment
                                                      Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                       Since 1997      Vice President of all the DFA Entities, DFA
Vice President                                        Australia Limited, Dimensional Fund Advisors Ltd.,
Santa Monica, CA                                      and since June 2003, Dimensional Fund Advisors
Date of Birth: 3/10/66                                Canada Inc.

Carol W. Wardlaw                      Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, institutional client service
Date of Birth: 8/7/58                                 representative of Dimensional.

Weston J. Wellington                  Since 1997      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                     Since 2001      Vice President of all the DFA Entities. Prior to
Vice President                                        2001, Director of Financial Advisors Services of
Santa Monica, CA                                      Dimensional. Director of Dimensional Fund Advisors
Date of Birth: 3/3/45                                 Ltd. (since October 2003) and President of
                                                      Dimensional Fund Advisors Canada Inc. (since
                                                      June 2003).

 (1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

   * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

ITEM 2.       CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)      Audit Fees

                              Fiscal Year Ended November 30, 2004: $20,942 Fiscal Year Ended November 30, 2003: $18,792

     (b)      Audit-Related Fees

                 Fees for Registrant-  Fiscal Year Ended November 30, 2004:  $ 2,640
                                       Fiscal Year Ended November 30, 2003:  $ 2,580

     Audited-Related Fees included, for the fiscal year ended November 30, 2004, fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements, and, for fiscal year ended November 30, 2003, fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements and for consents issued in connection with post-effective amendments to the Registrant's registration statement.

     There were no Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (c)      Tax Fees

                 Fees for Registrant - Fiscal Year Ended November 30, 2004:  $ 1,100
                                       Fiscal Year Ended November 30, 2003:  $   960

     In the fiscal years ended November 30, 2004 and November 30, 2003, Tax Fees included services in connection with the Registrant's excise tax calculations and review of the Registrant's tax returns.

     There were no Tax Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (d)      All Other Fees

                 Fees for Registrant - Fiscal Year Ended November 30, 2004:  $ 0
                                       Fiscal Year Ended November 30, 2003:  $ 0

     There were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e) (1)      Audit Committee's Pre-Approval Policies and Procedures

                      Pre-Approval Policies and Procedures
                                as adopted by the
                                Audit Committees
                                       of

                      DFA Investment Dimensions Group Inc.
                  Dimensional Emerging Markets Value Fund Inc.
                        Dimensional Investment Group Inc.
                        The DFA Investment Trust Company
                             (together, the "Funds")

              The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent auditors (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

              The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

              These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

              A.  General

                  1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

                  2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

              B.  Pre-Approval of Audit Services to the Funds

                  1. The Committee shall approve the engagement of an auditor to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

                  2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

                  3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

              C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

                  1. The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

                  2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

                  3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

                  4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

                  5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

              D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

                  1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

                  2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

                  3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

                  4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

                          (a)      pre-approve, pre-approve subject to
                          conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

                          (b) refer such matter to the Committee for its consideration and action.

                  In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

                  5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

              E.  Amendment; Annual Review

                  1. The Committee may amend these procedures from time to time.

                  2. These procedures shall be reviewed annually by the Committee.

              F.  Recordkeeping

                  1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

                  2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

                  3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

     (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended November 30, 2004 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was NOT greater than 50%.

     (g)         Aggregate Non-Audit Fees

                                         Fiscal Year Ended November 30, 2004:  $ 164,040
                                         Fiscal Year Ended November 30, 2003:  $ 149,540

     (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Please see schedule of investments contained in the reports to stockholders included under Item 1 of this Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10.      CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Report, the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.      EXHIBITS.

     (a)    Code of Ethics is filed herewith.

     (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.


By:      /s/David G. Booth
         --------------------------------------
         David G. Booth
         Chairman, Director, President,
         Chief Executive Officer and Chief Investment Officer

Date:  February 7, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/David G. Booth
         --------------------------------------
         David G. Booth
         Principal Executive Officer
         Dimensional Emerging Markets Value Fund Inc.

Date:  February 7, 2005


By:      /s/ Michael T. Scardina
         --------------------------------------
         Michael T. Scardina
         Principal Financial Officer
         Dimensional Emerging Markets Value Fund Inc.

Date:  February 7, 2005